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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

Ultra Series Fund

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711

(Address of principal executive offices) (Zip code)

Steven J. Fredricks

Madison Legal and Compliance Department

550 Science Drive

Madison, WI 53711

(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2569 (07/23)

Item 1. Reports to Shareholders

a)	The Reports to Shareholders are attached herewith.

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Conservative Allocation Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Conservative Allocation Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Key Fund Statistics
Total Net Assets	$50,612,872
# of Portfolio Holdings	17
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$128,486

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	36.3%
Schwab Intermediate-Term U.S. Treasury ETF	12.5%
Madison Investors Fund, Class R6	10.2%
iShares Aaa - A Rated Corporate Bond ETF	7.2%
Janus Henderson Mortgage-Backed Securities ETF	5.7%
Invesco S&P 500 Quality ETF	5.4%
iShares Treasury Floating Rate Bond ETF	3.3%
Schwab U.S. TIPS ETF	3.1%
Vanguard Information Technology ETF	2.9%
Vanguard FTSE Europe ETF	2.2%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	51.8%
Investment Companies	46.4%
Short-Term Investments	6.2%
Other Assets and Liabilities, Net	(4.4%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Conservative Allocation Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Conservative Allocation Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Conservative Allocation Fund Class II for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.58%

Key Fund Statistics
Total Net Assets	$50,612,872
# of Portfolio Holdings	17
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$128,486

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	36.3%
Schwab Intermediate-Term U.S. Treasury ETF	12.5%
Madison Investors Fund, Class R6	10.2%
iShares Aaa - A Rated Corporate Bond ETF	7.2%
Janus Henderson Mortgage-Backed Securities ETF	5.7%
Invesco S&P 500 Quality ETF	5.4%
iShares Treasury Floating Rate Bond ETF	3.3%
Schwab U.S. TIPS ETF	3.1%
Vanguard Information Technology ETF	2.9%
Vanguard FTSE Europe ETF	2.2%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	51.8%
Investment Companies	46.4%
Short-Term Investments	6.2%
Other Assets and Liabilities, Net	(4.4%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Conservative Allocation Fund Class II

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Moderate Allocation Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Moderate Allocation Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics
Total Net Assets	$111,384,206
# of Portfolio Holdings	18
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$168,681

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	22.1%
Madison Investors Fund, Class R6	16.2%
Invesco S&P 500 Quality ETF	9.0%
Schwab Intermediate-Term U.S. Treasury ETF	8.4%
iShares Treasury Floating Rate Bond ETF	6.1%
Vanguard Information Technology ETF	5.1%
Vanguard FTSE Europe ETF	4.6%
iShares Aaa - A Rated Corporate Bond ETF	4.6%
Franklin FTSE Japan ETF	3.7%
iShares MSCI Emerging Markets Asia ETF	3.6%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	57.8%
Investment Companies	39.8%
Short-Term Investments	2.7%
Other Assets and Liabilities, Net	(0.3%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Conservative Allocation Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Moderate Allocation Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Moderate Allocation Fund Class II for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Key Fund Statistics
Total Net Assets	$111,384,206
# of Portfolio Holdings	18
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$168,681

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	22.1%
Madison Investors Fund, Class R6	16.2%
Invesco S&P 500 Quality ETF	9.0%
Schwab Intermediate-Term U.S. Treasury ETF	8.4%
iShares Treasury Floating Rate Bond ETF	6.1%
Vanguard Information Technology ETF	5.1%
Vanguard FTSE Europe ETF	4.6%
iShares Aaa - A Rated Corporate Bond ETF	4.6%
Franklin FTSE Japan ETF	3.7%
iShares MSCI Emerging Markets Asia ETF	3.6%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	57.8%
Investment Companies	39.8%
Short-Term Investments	2.7%
Other Assets and Liabilities, Net	(0.3%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Moderate Allocation Fund Class II

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Aggressive Allocation Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Moderate Allocation Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics
Total Net Assets	$41,021,530
# of Portfolio Holdings	18
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$59,801

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Investors Fund, Class R6	19.2%
Invesco S&P 500 Quality ETF	11.5%
Madison Core Bond Fund, Class R6	11.4%
Vanguard Information Technology ETF	7.1%
Vanguard FTSE Europe ETF	6.7%
iShares Treasury Floating Rate Bond ETF	6.5%
Franklin FTSE Japan ETF	5.0%
iShares MSCI Emerging Markets Asia ETF	4.8%
Schwab Intermediate-Term U.S. Treasury ETF	4.5%
Energy Select Sector SPDR Fund ETF	4.3%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	62.4%
Investment Companies	32.5%
Short-Term Investments	5.6%
Other Assets and Liabilities, Net	(0.5%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Aggressive Allocation Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Aggressive Allocation Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Aggressive Allocation Fund Class II for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Key Fund Statistics
Total Net Assets	$41,021,530
# of Portfolio Holdings	18
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$59,801

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Investors Fund, Class R6	19.2%
Invesco S&P 500 Quality ETF	11.5%
Madison Core Bond Fund, Class R6	11.4%
Vanguard Information Technology ETF	7.1%
Vanguard FTSE Europe ETF	6.7%
iShares Treasury Floating Rate Bond ETF	6.5%
Franklin FTSE Japan ETF	5.0%
iShares MSCI Emerging Markets Asia ETF	4.8%
Schwab Intermediate-Term U.S. Treasury ETF	4.5%
Energy Select Sector SPDR Fund ETF	4.3%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	62.4%
Investment Companies	32.5%
Short-Term Investments	5.6%
Other Assets and Liabilities, Net	(0.5%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Aggressive Allocation Fund Class II

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Diversified Income Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Diversified Income Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.27%

Key Fund Statistics
Total Net Assets	$155,804,865
# of Portfolio Holdings	19
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$205,125

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Covered Call ETF	23.9%
Madison Short-Term Strategic Income ETF	19.0%
Madison Aggregate Bond ETF	17.2%
Madison Dividend Value ETF	17.0%
Janus Henderson Mortgage-Backed Securities ETF	9.2%
iShares Aaa - A Rated Corporate Bond ETF	6.5%
Global X MLP ETF	2.8%
Vanguard Dividend Appreciation ETF	2.5%
Government National Mortgage Association , 6.500%, due 04/20/31	0.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	98.1%
Short-Term Investments	2.0%
Mortgage Backed Securities	0.0	%*
Asset Backed Securities	0.0	%*
Collateralized Mortgage Obligations	0.0	%*
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Diversified Income Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Diversified Income Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Diversified Income Fund Class II for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$26	0.52%

Key Fund Statistics
Total Net Assets	$155,804,865
# of Portfolio Holdings	19
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$205,125

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Covered Call ETF	23.9%
Madison Short-Term Strategic Income ETF	19.0%
Madison Aggregate Bond ETF	17.2%
Madison Dividend Value ETF	17.0%
Janus Henderson Mortgage-Backed Securities ETF	9.2%
iShares Aaa - A Rated Corporate Bond ETF	6.5%
Global X MLP ETF	2.8%
Vanguard Dividend Appreciation ETF	2.5%
Government National Mortgage Association , 6.500%, due 04/20/31	0.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	98.1%
Short-Term Investments	2.0%
Mortgage Backed Securities	0.0	%*
Asset Backed Securities	0.0	%*
Collateralized Mortgage Obligations	0.0	%*
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Diversified Income Fund Class II

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Bond Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Bond Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www. ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.57%

Key Fund Statistics
Total Net Assets	$67,461,415
# of Portfolio Holdings	279
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$193,544

What does the Fund invest in?

The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes , 2.625%, due 02/15/29	3.4%
U.S. Treasury Bonds , 6.625%, due 02/15/27	3.1%
U.S. Treasury Bonds , 4.500%, due 05/15/38	3.0%
U.S. Treasury Notes , 2.875%, due 05/15/28	2.8%
Federal Home Loan Mortgage Corp. , 3.000%, due 04/01/43	1.8%
Federal National Mortgage Association , 4.500%, due 08/01/52	1.6%
Federal National Mortgage Association , 4.000%, due 05/01/52	1.5%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.3%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.3%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34, 4.355%, due 06/30/34	1.2%
Portfolio Allocation (% of Net Assets)
Mortgage Backed Securities	34.4%
Corporate Notes and Bonds	29.9%
U.S. Government and Agency Obligations	20.3%
Foreign Corporate Bonds	4.0%
Collateralized Mortgage Obligations	3.6%
Asset Backed Securities	3.4%
Short-Term Investments	2.6%
Commercial Mortgage-Backed Securities	1.2%
Long Term Municipal Bonds	1.2%
Other Assets and Liabilities, Net	(0.6%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Bond Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Bond Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Bond Fund Class II for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www. ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$41	0.82%

Key Fund Statistics
Total Net Assets	$67,461,415
# of Portfolio Holdings	279
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$193,544

What does the Fund invest in?

The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes , 2.625%, due 02/15/29	3.4%
U.S. Treasury Bonds , 6.625%, due 02/15/27	3.1%
U.S. Treasury Bonds , 4.500%, due 05/15/38	3.0%
U.S. Treasury Notes , 2.875%, due 05/15/28	2.8%
Federal Home Loan Mortgage Corp. , 3.000%, due 04/01/43	1.8%
Federal National Mortgage Association , 4.500%, due 08/01/52	1.6%
Federal National Mortgage Association , 4.000%, due 05/01/52	1.5%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.3%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.3%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34, 4.355%, due 06/30/34	1.2%
Portfolio Allocation (% of Net Assets)
Mortgage Backed Securities	34.4%
Corporate Notes and Bonds	29.9%
U.S. Government and Agency Obligations	20.3%
Foreign Corporate Bonds	4.0%
Collateralized Mortgage Obligations	3.6%
Asset Backed Securities	3.4%
Short-Term Investments	2.6%
Commercial Mortgage-Backed Securities	1.2%
Long Term Municipal Bonds	1.2%
Other Assets and Liabilities, Net	(0.6%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Bond Fund Class II

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra High Income Fund Class I

Fund overview

This semi-annual shareholder report contains important information about Madison Ultra High Income Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%

Key Fund Statistics
Total Net Assets	$11,032,582
# of Portfolio Holdings	62
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$41,990

What does the Fund invest in?

The Fund invests primarily in lower-rated, higher-yielding income bearing securities. The Fund targets to invest at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

Top Ten Holdings (% of Net Assets)
iShares iBoxx High Yield Corporate Bond ETF	4.1%
Murphy Oil USA, Inc. , 5.625%, due 05/01/27	3.6%
HCA, Inc., 5.875%, due 02/15/26	2.3%
United Rentals North America, Inc. , 5.500%, due 05/15/27	2.3%
International Game Technology PLC , 4.125%, due 04/15/26	2.2%
SBA Communications Corp. , 3.875%, due 02/15/27	2.1%
Sunoco LP/Sunoco Finance Corp. , 6.000%, due 04/15/27	2.1%
Waste Pro USA, Inc. , 5.500%, due 02/15/26	2.0%
Performance Food Group, Inc. , 5.500%, due 10/15/27	2.0%
Frontier Communications Holdings LLC , 5.000%, due 05/01/28	1.9%
Portfolio Allocation (% of Net Assets)
Corporate Notes and Bonds	80.4%
Short-Term Investments	27.9%
Foreign Corporate Bonds	6.0%
Exchange Traded Funds	4.1%
Other Assets and Liabilities, Net	(18.4%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra High Income Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra High Income Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra High Income Fund Class II for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www. ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	1.02%

Key Fund Statistics
Total Net Assets	$11,032,582
# of Portfolio Holdings	62
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$41,990

What does the Fund invest in?

The Fund invests primarily in lower-rated, higher-yielding income bearing securities. The Fund targets to invest at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

Top Ten Holdings (% of Net Assets)
iShares iBoxx High Yield Corporate Bond ETF	4.1%
Murphy Oil USA, Inc. , 5.625%, due 05/01/27	3.6%
HCA, Inc., 5.875%, due 02/15/26	2.3%
United Rentals North America, Inc. , 5.500%, due 05/15/27	2.3%
International Game Technology PLC , 4.125%, due 04/15/26	2.2%
SBA Communications Corp. , 3.875%, due 02/15/27	2.1%
Sunoco LP/Sunoco Finance Corp. , 6.000%, due 04/15/27	2.1%
Waste Pro USA, Inc. , 5.500%, due 02/15/26	2.0%
Performance Food Group, Inc. , 5.500%, due 10/15/27	2.0%
Frontier Communications Holdings LLC , 5.000%, due 05/01/28	1.9%
Portfolio Allocation (% of Net Assets)
Corporate Notes and Bonds	80.4%
Short-Term Investments	27.9%
Foreign Corporate Bonds	6.0%
Exchange Traded Funds	4.1%
Other Assets and Liabilities, Net	(18.4%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra High Income Fund Class II

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Large Cap Value Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Large Cap Value Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%

Key Fund Statistics
Total Net Assets	$174,778,835
# of Portfolio Holdings	38
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$543,273

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
NextEra Energy, Inc.	4.1%
Morgan Stanley	3.9%
Automatic Data Processing, Inc.	3.9%
Texas Instruments, Inc.	3.8%
Honeywell International, Inc.	3.8%
Fastenal Co.	3.7%
Home Depot, Inc.	3.7%
Medtronic PLC	3.6%
EOG Resources, Inc.	3.6%
Comcast Corp., Class A	3.4%
Sector Allocation (% of Net Assets)
Financials	20.2%
Industrials	19.0%
Health Care	11.5%
Energy	11.2%
Consumer Discretionary	9.1%
Consumer Staples	8.6%
Information Technology	6.5%
Utilities	4.1%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.1%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Large Cap Value Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Large Cap Value Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Large Cap Value Fund Class II for the period of January 1,2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$43	0.87%

Key Fund Statistics
Total Net Assets	$174,778,835
# of Portfolio Holdings	38
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$543,273

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
NextEra Energy, Inc.	4.1%
Morgan Stanley	3.9%
Automatic Data Processing, Inc.	3.9%
Texas Instruments, Inc.	3.8%
Honeywell International, Inc.	3.8%
Fastenal Co.	3.7%
Home Depot, Inc.	3.7%
Medtronic PLC	3.6%
EOG Resources, Inc.	3.6%
Comcast Corp., Class A	3.4%
Sector Allocation (% of Net Assets)
Financials	20.2%
Industrials	19.0%
Health Care	11.5%
Energy	11.2%
Consumer Discretionary	9.1%
Consumer Staples	8.6%
Information Technology	6.5%
Utilities	4.1%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.1%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Large Cap Value Fund Class II

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Large Cap Growth Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Large Cap Growth Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%

Key Fund Statistics
Total Net Assets	$199,916,108
# of Portfolio Holdings	31
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$810,427

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	10.0%
Arch Capital Group Ltd.	6.7%
Amazon.com, Inc.	5.1%
Fiserv, Inc.	4.6%
PACCAR, Inc.	4.6%
Analog Devices, Inc.	4.3%
TJX Cos., Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.0%
Alcon, Inc.	3.9%
Parker-Hannifin Corp.	3.9%
Sector Allocation (% of Net Assets)
Financials	32.3%
Industrials	16.1%
Consumer Discretionary	15.2%
Communication Services	11.1%
Health Care	10.8%
Information Technology	10.6%
Consumer Staples	2.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Large Cap Growth Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Large Cap Growth Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Large Cap Growth Fund Class II for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$55	1.07%

Key Fund Statistics
Total Net Assets	$199,916,108
# of Portfolio Holdings	31
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$810,427

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	10.0%
Arch Capital Group Ltd.	6.7%
Amazon.com, Inc.	5.1%
Fiserv, Inc.	4.6%
PACCAR, Inc.	4.6%
Analog Devices, Inc.	4.3%
TJX Cos., Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.0%
Alcon, Inc.	3.9%
Parker-Hannifin Corp.	3.9%
Sector Allocation (% of Net Assets)
Financials	32.3%
Industrials	16.1%
Consumer Discretionary	15.2%
Communication Services	11.1%
Health Care	10.8%
Information Technology	10.6%
Consumer Staples	2.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Large Cap Growth Fund Class II

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Mid Cap Fund Class I

FUND OVERVIEW

This semi-annual shareholder report contains important information about Madison Ultra Mid Cap Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www. ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.92%

Key Fund Statistics
Total Net Assets	$147,057,759
# of Portfolio Holdings	30
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$688,236

What does the Fund invest in?

The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)
Arch Capital Group Ltd.	8.9%
Gartner, Inc.	6.5%
Ross Stores, Inc.	6.1%
Brown & Brown, Inc.	5.0%
Copart, Inc.	4.6%
PACCAR, Inc.	4.4%
Carlisle Cos., Inc.	4.4%
Amphenol Corp., Class A	4.3%
Dollar Tree, Inc.	3.6%
CDW Corp.	3.4%
Sector Allocation (% of Net Assets)
Information Technology	23.8%
Financials	23.6%
Industrials	16.9%
Consumer Discretionary	14.8%
Consumer Staples	5.8%
Short-Term Investments	5.8%
Health Care	5.3%
Communication Services	4.5%
Other Assets and Liabilities, Net	(0.5%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Mid Cap Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra Mid Cap Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra Mid Cap Fund Class II for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www. ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$60	1.17%

Key Fund Statistics
Total Net Assets	$147,057,759
# of Portfolio Holdings	30
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$688,236

What does the Fund invest in?

The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)
Arch Capital Group Ltd.	8.9%
Gartner, Inc.	6.5%
Ross Stores, Inc.	6.1%
Brown & Brown, Inc.	5.0%
Copart, Inc.	4.6%
PACCAR, Inc.	4.4%
Carlisle Cos., Inc.	4.4%
Amphenol Corp., Class A	4.3%
Dollar Tree, Inc.	3.6%
CDW Corp.	3.4%
Sector Allocation (% of Net Assets)
Information Technology	23.8%
Financials	23.6%
Industrials	16.9%
Consumer Discretionary	14.8%
Consumer Staples	5.8%
Short-Term Investments	5.8%
Health Care	5.3%
Communication Services	4.5%
Other Assets and Liabilities, Net	(0.5%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra Mid Cap Fund Class II

International Stock Fund

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra International Stock Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra International Stock Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.17%

Key Fund Statistics
Total Net Assets	$19,043,286
# of Portfolio Holdings	58
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$112,477

What does the Fund invest in?

The Fund invests in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.

Top Ten Holdings (% of Net Assets)
Japan	17.0%
Germany	11.6%
United Kingdom	9.9%
France	8.0%
India	7.7%
Switzerland	6.5%
China	6.4%
Mexico	5.7%
Canada	5.0%
Netherlands	4.9%
Hong Kong	2.1%
Taiwan	2.1%
United States	2.0%
Ireland	2.0%
Sector Allocation (% of Net Assets)
Information Technology	17.3%
Financials	15.8%
Industrials	11.8%
Consumer Discretionary	11.5%
Materials	11.0%
Consumer Staples	10.7%
Health Care	8.1%
Communication Services	6.7%
Energy	4.3%
Short-Term Investments	3.6%
Other Assets and Liabilities, Net	(0.8%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra International Stock Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Ultra International Stock Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Madison Ultra International Stock Fund Class II for the period of January 1,2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$71	1.42%

Key Fund Statistics
Total Net Assets	$19,043,286
# of Portfolio Holdings	58
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$112,477

What does the Fund invest in?

The Fund invests in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.

Top Ten Holdings (% of Net Assets)
Japan	17.0%
Germany	11.6%
United Kingdom	9.9%
France	8.0%
India	7.7%
Switzerland	6.5%
China	6.4%
Mexico	5.7%
Canada	5.0%
Netherlands	4.9%
Hong Kong	2.1%
Taiwan	2.1%
United States	2.0%
Ireland	2.0%
Sector Allocation (% of Net Assets)
Information Technology	17.3%
Financials	15.8%
Industrials	11.8%
Consumer Discretionary	11.5%
Materials	11.0%
Consumer Staples	10.7%
Health Care	8.1%
Communication Services	6.7%
Energy	4.3%
Short-Term Investments	3.6%
Other Assets and Liabilities, Net	(0.8%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Ultra International Stock Fund Class II

Semi-Annual Shareholder Report June 30, 2024

Madison Target Retirement 2020 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2020 Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Key Fund Statistics
Total Net Assets	$14,170,196
# of Portfolio Holdings	19
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$18,641

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2020. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
SPDR Portfolio Short Term Treasury ETF	22.6%
Janus Henderson Mortgage-Backed Securities ETF	19.6%
iShares 7-10 Year Treasury Bond ETF	11.8%
Schwab Intermediate-Term U.S. Treasury ETF	8.6%
iShares MBS ETF	6.3%
Invesco S&P 500 Quality ETF	5.7%
iShares Aaa - A Rated Corporate Bond ETF	5.4%
Distillate U.S. Fundamental Stability & Value ETF	4.4%
Vanguard Extended Duration Treasury ETF	3.9%
iShares MSCI International Quality Factor ETF, Class USD INC	2.7%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.6%
Short-Term Investments	2.3%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Target Retirement 2020 Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Target Retirement 2030 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2030 Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Key Fund Statistics
Total Net Assets	$54,319,777
# of Portfolio Holdings	20
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$68,458

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2030. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
SPDR Portfolio Short Term Treasury ETF	15.2%
Janus Henderson Mortgage-Backed Securities ETF	14.3%
Invesco S&P 500 Quality ETF	9.6%
iShares 7-10 Year Treasury Bond ETF	8.8%
Schwab Intermediate-Term U.S. Treasury ETF	8.8%
Distillate U.S. Fundamental Stability & Value ETF	8.0%
iShares MBS ETF	5.0%
Vanguard Information Technology ETF	4.9%
iShares MSCI International Quality Factor ETF, Class USD INC	3.8%
iShares Aaa - A Rated Corporate Bond ETF	3.6%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	98.4%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Target Retirement 2030 Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Target Retirement 2040 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2040 Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Key Fund Statistics
Total Net Assets	$39,507,616
# of Portfolio Holdings	20
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$48,721

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2040. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
Invesco S&P 500 Quality ETF	13.9%
Distillate U.S. Fundamental Stability & Value ETF	12.9%
iShares 7-10 Year Treasury Bond ETF	8.3%
Janus Henderson Mortgage-Backed Securities ETF	8.1%
Schwab Intermediate-Term U.S. Treasury ETF	8.0%
Vanguard Information Technology ETF	7.3%
SPDR Portfolio Short Term Treasury ETF	6.0%
iShares MSCI International Quality Factor ETF, Class USD INC	5.1%
iShares MSCI Emerging Markets Asia ETF	4.0%
iShares MBS ETF	3.9%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.8%
Short-Term Investments	2.2%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Target Retirement 2040 Fund Class I

Semi-Annual Shareholder Report June 30, 2024

Madison Target Retirement 2050 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2050 Fund Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Key Fund Statistics
Total Net Assets	$34,627,500
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$41,792

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2050. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
Invesco S&P 500 Quality ETF	16.8%
Distillate U.S. Fundamental Stability & Value ETF	14.2%
Vanguard Information Technology ETF	8.5%
Schwab Intermediate-Term U.S. Treasury ETF	7.0%
iShares 7-10 Year Treasury Bond ETF	6.9%
Janus Henderson Mortgage-Backed Securities ETF	6.3%
iShares MSCI International Quality Factor ETF, Class USD INC	5.8%
iShares MSCI Emerging Markets Asia ETF	4.6%
JPMorgan BetaBuilders Japan ETF	3.7%
SPDR Portfolio Short Term Treasury ETF	3.3%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.7%
Short-Term Investments	3.2%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ultraseriesfund.com.

Phone: 1-800-877-6089

Madison Target Retirement 2050 Fund Class I

ULTRA SERIES FUND	Semi-Annual Report June 30, 2024

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Diversified Income Fund

Core Bond Fund

High Income Fund

Large Cap Value Fund

Large Cap Growth Fund

Mid Cap Fund

International Stock Fund

Madison Target Retirement 2020 Fund

Madison Target Retirement 2030 Fund

Madison Target Retirement 2040 Fund

Madison Target Retirement 2050 Fund

Ultra Series Fund | June 30, 2024

1

Ultra Series Fund | June 30, 2024

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS – 51.8%

Bond Funds - 31.9%
iShares Aaa - A Rated Corporate Bond ETF	78,190	$3,663,983
iShares Treasury Floating Rate Bond ETF	33,456	1,694,881
Janus Henderson Mortgage-Backed Securities ETF	64,681	2,888,007
Schwab Intermediate-Term U.S. Treasury ETF (A)	129,196	6,300,889
Schwab U.S. TIPS ETF	30,268	1,574,239
		16,121,999
Foreign Stock Funds - 8.5%
Franklin FTSE Japan ETF (A)	37,337	1,073,812
iShares MSCI Emerging Markets Asia ETF	14,494	1,050,525
Vanguard FTSE Europe ETF	16,585	1,107,381
WisdomTree Europe Hedged Equity ETF	24,182	1,093,268
		4,324,986
Stock Funds - 11.4%
Distillate U.S. Fundamental Stability & Value ETF	12,471	640,885
Energy Select Sector SPDR Fund ETF	10,203	930,003
Invesco S&P 500 Quality ETF (A)	43,371	2,755,793
Vanguard Information Technology ETF (A)	2,510	1,447,241
		5,773,922
Total Exchange Traded Funds
( Cost $24,878,976 )		26,220,907

INVESTMENT COMPANIES - 46.4%

Bond Funds - 36.2%
Madison Core Bond Fund, Class R6 (B) (C)	2,078,757	18,355,424
Stock Funds - 10.2%
Madison Investors Fund, Class R6 (B)	178,623	5,163,978

Total Investment Companies
( Cost $23,988,552 )		23,519,402

SHORT-TERM INVESTMENTS - 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 5.25%	836,080	836,080
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 5.23%	2,281,191	2,281,191

Total Short-Term Investments
( Cost $3,117,271 )		3,117,271
TOTAL INVESTMENTS - 104.4%
( Cost $51,984,799** )		52,857,580
NET OTHER ASSETS AND LIABILITIES - (4.4%)		(2,244,708)

TOTAL NET ASSETS - 100.0%		$50,612,872

**	Aggregate cost for Federal tax purposes was $52,472,011.
(A)	All or a portion of these securities, with an aggregate fair value of $2,229,918, are on loan as part of a securities lending program. See footnote (E) and Note 10 for details on the securities lending program.
(B)	Affiliated Company (see Note 12).
(C)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/individual/core-bondfund.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 57.8%

Bond Funds - 23.7%
iShares Aaa - A Rated Corporate Bond ETF	108,767	$5,096,822
iShares Treasury Floating Rate Bond ETF	133,868	6,781,753
Janus Henderson Mortgage-Backed Securities ETF	89,482	3,995,371
Schwab Intermediate-Term U.S. Treasury ETF (A)	192,375	9,382,129
Schwab U.S. TIPS ETF	21,788	1,133,194
		26,389,269
Foreign Stock Funds - 15.0%
Franklin FTSE Japan ETF (A)	144,046	4,142,763
iShares MSCI Emerging Markets Asia ETF	55,395	4,015,029
Vanguard FTSE Europe ETF	76,588	5,113,781
WisdomTree Europe Hedged Equity ETF	77,467	3,502,283
		16,773,856
Stock Funds - 19.1%
Distillate U.S. Fundamental Stability & Value ETF	43,381	2,229,350
Energy Select Sector SPDR Fund ETF	36,475	3,324,696
Invesco S&P 500 Quality ETF	156,857	9,966,694
Vanguard Information Technology ETF	9,921	5,720,349
		21,241,089

Total Exchange Traded Funds
( Cost $60,069,287 )		64,404,214

INVESTMENT COMPANIES – 39.8%

Bond Funds - 22.1%
Madison Core Bond Fund, Class R6 (B)	2,789,552	24,631,742
Stock Funds - 17.7%
Madison Investors Fund, Class R6 (B)	624,846	18,064,311
Madison Mid Cap Fund, Class R6 (B)	95,816	1,624,088
		19,688,399
Total Investment Companies
( Cost $38,996,904 )		44,320,141

SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.25%	2,594,960	2,594,960
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.33%	406,375	406,375
Total Short-Term Investments
( Cost $3,001,335 )		3,001,335
TOTAL INVESTMENTS - 100.3%
( Cost $102,067,526** )		111,725,690
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(341,484)
TOTAL NET ASSETS - 100.0%		$111,384,206

**	Aggregate cost for Federal tax purposes was $102,493,824.
(A)	All or a portion of these securities, with an aggregate fair value of $682,406, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(B)	Affiliated Company (see Note 12).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 62.4%

Bond Funds - 15.0%
iShares Aaa - A Rated Corporate Bond ETF	19,631	$919,909
iShares Treasury Floating Rate Bond ETF	52,349	2,652,000
Janus Henderson Mortgage-Backed Securities ETF	16,209	723,732
Schwab Intermediate-Term U.S. Treasury ETF (A)	37,847	1,845,798
		6,141,439
Foreign Stock Funds - 20.5%
Franklin FTSE Japan ETF (A)	71,218	2,048,230
iShares MSCI Emerging Markets Asia ETF	27,046	1,960,294
Vanguard FTSE Europe ETF	41,193	2,750,456
WisdomTree Europe Hedged Equity ETF	36,861	1,666,486
		8,425,466
Stock Funds - 26.9%
Distillate U.S. Fundamental Stability & Value ETF	27,452	1,410,758
Energy Select Sector SPDR Fund ETF	19,196	1,749,715
Invesco S&P 500 Quality ETF	74,531	4,735,700
iShares Core S&P Small-Cap ETF	1,872	199,668
Vanguard Information Technology ETF (A)	5,093	2,936,573
		11,032,414

Total Exchange Traded Funds
( Cost $23,422,204 )		25,599,319

INVESTMENT COMPANIES - 32.5%

Bond Funds - 11.4%
Madison Core Bond Fund, Class R6 (B)	531,866	4,696,376
Stock Funds - 21.1%
Madison Investors Fund, Class R6 (B)	272,035	7,864,543
Madison Mid Cap Fund, Class R6 (B)	46,287	784,563
		8,649,106

Total Investment Companies
( Cost $10,496,245 )		13,345,482

SHORT-TERM INVESTMENTS - 5.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.25%	2,053,240	2,053,240
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.33%	222,292	222,292

Total Short-Term Investments
( Cost $2,275,532 )		2,275,532
TOTAL INVESTMENTS - 100.5%
( Cost $36,193,981** )		41,220,333
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(198,803)
TOTAL NET ASSETS - 100.0%		$41,021,530

**	Aggregate cost for Federal tax purposes was $36,269,348.
(A)	All or a portion of these securities, with an aggregate fair value of $403,007, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(B)	Affiliated Company (see Note 12).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 98.1%

Bond Funds - 51.9%
iShares Aaa - A Rated Corporate Bond ETF	215,476	$10,097,205
Janus Henderson Mortgage-Backed Securities ETF (A)	320,635	14,316,353
Madison Aggregate Bond ETF (B)	1,325,000	26,732,538
Madison Short-Term Strategic Income ETF (B)	1,462,500	29,659,500
		80,805,596
Stock Funds - 46.2%
Global X MLP ETF	90,844	4,405,934
Madison Covered Call ETF (A) (B)	1,970,000	37,187,296
Madison Dividend Value ETF (B)	1,325,000	26,536,967
Vanguard Dividend Appreciation ETF	21,000	3,833,550
		71,963,747
Total Exchange Traded Funds
( Cost $153,309,421 )		152,769,343

	Par Value
ASSET BACKED SECURITIES - 0.0%
JPMorgan Chase Bank NA, Series 2021-1, Class B (D), 0.875%, 9/25/28	$4,040	$4,023
LAD Auto Receivables Trust, Series 2021- 1A, Class A (D), 1.3%, 8/17/26	6,365	6,346

Total Asset Backed Securities
( Cost $10,405 )		10,369

COLLATERALIZED MORTGAGE
OBLIGATION - 0.0%
PSMC Trust, Series 2019-2, Class A1 (C) (D) (E), 3.5%, 10/25/49	526	522

Total Collateralized Mortgage Obligations
( Cost $536 )		522

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (C) (E), 7.488% 9/25/36	2,190,000	—

Total Commercial Mortgage-Backed Securities
( Cost $—)		—

MORTGAGE BACKED SECURITIES - 0.0%

Fannie Mae - 0.0%
7%, 11/1/31 Pool # 607515	7,633	7,853
7%, 5/1/32 Pool # 644591	935	962
		8,815

Freddie Mac - 0.0%
4.5%, 2/1/25 Pool # J11722	2,482	2,468
4.5%, 5/1/25 Pool # J12247	2,890	2,880
8%, 6/1/30 Pool # C01005	3,618	3,740
		9,088
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	7,814	8,055

Total Mortgage Backed Securities
( Cost $25,425 )		25,958

	Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 5.25%	3,034,109	3,034,109
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.33%	76,100	76,100

Total Short-Term Investments
( Cost $3,110,209 )		3,110,209
TOTAL INVESTMENTS - 100.1%
( Cost $156,455,996** )		155,916,401
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(111,536)

TOTAL NET ASSETS - 100.0%		$155,804,865

**	Aggregate cost for Federal tax purposes was $156,469,424.
(A)	All or a portion of these securities, with an aggregate fair value of $73,836, are on loan as part of a securities lending program. See footnote (G) and Note 10 for details on the securities lending program.
(B)	Affiliated Company (see Note 12).
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(E)	Floating rate or variable rate note. Rate shown is as of June 30, 2024.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - 3.4%
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	$248,876	$248,774
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	250,000	247,942
Dell Equipment Finance Trust, Series 2023-2, Class A2 (A), 5.84%, 1/22/29	66,696	66,720
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	78,476	77,688
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	167,125	167,245
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A (A), 1.99%, 6/25/26	350,000	339,995
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 3/15/28	250,000	249,447
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	4,040	4,023
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	15,399	15,227
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	61,365	59,947
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	12,731	12,692
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	78,922	78,660
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	96,570	96,662
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	300,000	295,632
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	80,409	77,127
Towd Point Mortgage Trust, Series 2024- CES1, Class A1A (A) (B) (C), 5.848%, 1/25/64	279,011	278,111

Total Asset Backed Securities
( Cost $2,335,201 )		2,315,892

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.6%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	68,341	64,761
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	268,876	233,643
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	276,921	7,477
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (30 day USD SOFR Average + 0.750%) (A) (C), 6.085%, 10/25/33	16,106	16,101
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	410,329	24,090
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	95,789	92,254
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	151,209	147,767
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	149,812	152,729
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,133,555	170,033
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	138,538	116,950
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	40,149	183
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4%, 11/25/49	13,360	12,207
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.474%, 2/25/50	54,324	47,457
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	298,535	238,874
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	443,239	382,923
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	128,851	109,805
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	877	869
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3%, 5/25/50	57,529	50,008
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	160,324	138,760
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	261,122	224,181
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	213,014	184,584
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	6,893	6,367

Total Collateralized Mortgage
Obligations ( Cost $3,004,515 )		2,422,023

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Core Bond Fund Portfolio of Investments (unaudited) – continued

	Par Value	Value (Note 2,3)

COMMERCIAL MORTGAGE-BACKED
SECURITIES - 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	$152,272	$149,786
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (B) (C), 0.416%, 9/25/26	11,088,802	56,426
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.845%, 1/25/48	450,000	443,364
FREMF Mortgage Trust, Series 2020- K106, Class B (A) (B) (C), 3.684%, 3/25/53	150,000	135,858
GSAMP Trust, Series 2006-S5, Class M5 (B) (C), 7.488% 9/25/36	4,940,000	—

Total Commercial Mortgage-Backed Securities
( Cost $809,195 )		785,434

CORPORATE NOTES AND BONDS - 29.9%

Communication Services - 0.4%
AT&T, Inc., 2.25%, 2/1/32	50,000	40,643
SBA Communications Corp., 3.875%, 2/15/27	250,000	238,276
		278,919

Consumer Discretionary - 1.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	133,333	132,122
Clarios Global LP/Clarios U.S. Finance Co. (A), 6.25%, 5/15/26	150,000	149,843
General Motors Financial Co., Inc. (E), 5.85%, 4/6/30	150,000	151,925
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	200,000	199,367
Lowe's Cos., Inc., 3%, 10/15/50	300,000	188,905
Royal Caribbean Cruises Ltd., 7.5%, 10/15/27	150,000	157,626
Tractor Supply Co., 1.75%, 11/1/30	200,000	162,721
Tractor Supply Co., 5.25%, 5/15/33	150,000	148,946
		1,291,455

Consumer Staples - 0.8%
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	224,439
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	145,296
Performance Food Group, Inc. (A), 5.5%, 10/15/27	150,000	146,710
		516,445
Energy - 4.1%
Diamondback Energy, Inc., 5.4%, 4/18/34	250,000	247,816
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	150,000	134,654
Energy Transfer LP, 5.25%, 4/15/29	300,000	298,902
Energy Transfer LP, 6.55%, 12/1/33	250,000	264,920
EnLink Midstream Partners LP, 5.45%, 6/1/47	550,000	477,489
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	280,946
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	272,724
MPLX LP, 4.8%, 2/15/29	50,000	49,038
MPLX LP, 2.65%, 8/15/30	200,000	172,613
ONEOK, Inc., 5.85%, 1/15/26	100,000	100,513
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	150,000	149,806
Valero Energy Corp., 4%, 6/1/52	100,000	73,672
Valero Energy Partners LP, 4.5%, 3/15/28	250,000	243,841
		2,766,934
Financials - 12.6%
Aflac, Inc., 4.75%, 1/15/49	400,000	354,278
Air Lease Corp., 1.875%, 8/15/26	250,000	231,846
American Express Co., (Secured Overnight Financing Rate + 1.940%) (C), 6.489%, 10/30/31	250,000	266,719
Athene Holding Ltd., 6.25%, 4/1/54	125,000	125,702
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	150,000	131,691
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	163,038
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	225,000	174,842
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (C), 4.927%, 5/10/28	200,000	197,196
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (C), 6.312%, 6/8/29	200,000	204,731
Citibank NA, 5.803%, 9/29/28	250,000	256,984
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (C), 4.91%, 5/24/33	250,000	240,492
Discover Bank, 3.45%, 7/27/26	75,000	71,628
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	80,215
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	162,115
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.337%, 4/25/33	200,000	182,549
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	200,000	168,130
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	200,000	190,923

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Core Bond Fund Portfolio of Investments (unaudited) – continued

	Par Value	Value (Note 2,3)
Intercontinental Exchange, Inc., 4.6%, 3/15/33	$125,000	$119,498
Jefferies Financial Group, Inc., 2.625%, 10/15/31	250,000	202,047
Jefferies Financial Group, Inc., 6.2%, 4/14/34	200,000	202,656
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (C), 5.336%, 1/23/35	250,000	249,025
KeyBank NA, 5%, 1/26/33	250,000	231,005
KeyCorp, 4.1%, 4/30/28	300,000	283,681
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	173,361
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	275,000	268,285
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (C), 1.928%, 4/28/32	250,000	201,207
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (C), 5.466%, 1/18/35	250,000	249,833
Morgan Stanley, (5 year CMT + 2.430%) (C), 5.948%, 1/19/38	100,000	99,598
Nasdaq, Inc., 1.65%, 1/15/31	200,000	160,804
Old Republic International Corp., 3.85%, 6/11/51	250,000	177,217
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	192,477
PNC Bank NA, 2.7%, 10/22/29	125,000	109,103
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (C), 6.875%, 10/20/34	200,000	218,287
Realty Income Corp., 4.85%, 3/15/30	200,000	196,169
Regions Financial Corp., 1.8%, 8/12/28	295,000	254,929
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (C), 3.031%, 11/1/34	125,000	110,753
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	200,527
Truist Bank, 2.25%, 3/11/30	325,000	271,279
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (C), 5.867%, 6/8/34	300,000	302,839
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (C), 5.384%, 1/23/30	125,000	125,397
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (C), 4.839%, 2/1/34	225,000	213,704
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.100%) (C), 2.393%, 6/2/28	250,000	230,346
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (C), 5.198%, 1/23/30	125,000	124,568
Western Union Co. (E), 2.85%, 1/10/25	125,000	122,960
		8,494,634
Health Care - 2.4%
Amgen, Inc., 5.65%, 3/2/53	75,000	74,263
Block, Inc. (E), 2.75%, 6/1/26	300,000	283,398
Centene Corp. (E), 2.45%, 7/15/28	300,000	266,327
Cigna Group, 4.375%, 10/15/28	50,000	48,577
Cigna Group, 4.9%, 12/15/48	200,000	176,322
CVS Health Corp., 5.125%, 7/20/45	250,000	221,016
Health Care Service Corp. (A), 2.2%, 6/1/30	250,000	211,358
Humana, Inc., 5.375%, 4/15/31	100,000	99,557

J M Smucker Co. (E), 6.2%, 11/15/33	250,000	262,892
		1,643,710
Industrials - 3.6%
Ball Corp., 4.875%, 3/15/26	250,000	246,024
Boeing Co. (A), 6.858%, 5/1/54	250,000	257,742
Carrier Global Corp., 3.577%, 4/5/50	150,000	109,497
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	263,476
Quanta Services, Inc., 2.9%, 10/1/30	250,000	220,474
TD SYNNEX Corp., 1.75%, 8/9/26	250,000	230,644
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	164,804
Textron, Inc., 2.45%, 3/15/31	250,000	209,808
United Rentals North America, Inc., 5.5%, 5/15/27	300,000	297,736
Vulcan Materials Co., 3.5%, 6/1/30	200,000	182,664
WRKCo, Inc., 3.9%, 6/1/28	250,000	237,987
		2,420,856
Information Technology - 2.1%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,519
Dell International LLC/EMC Corp., 8.35%, 7/15/46	62,000	78,732
Dell International LLC/EMC Corp., 3.45%, 12/15/51	275,000	187,287
Fiserv, Inc., 3.5%, 7/1/29	200,000	185,047
Gartner, Inc. (A), 4.5%, 7/1/28	150,000	144,568
HP, Inc. (E), 2.65%, 6/17/31	200,000	169,755
Iron Mountain, Inc. (A), 4.5%, 2/15/31	125,000	112,839
Oracle Corp., 3.95%, 3/25/51	400,000	297,438
VMware LLC, 2.2%, 8/15/31	250,000	203,501
		1,388,686
Materials - 0.6%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	150,000	152,260
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	276,364
		428,624

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Utilities - 1.4%
AES Corp., 1.375%, 1/15/26	$225,000	$210,828
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	159,395
Duke Energy Corp., 3.75%, 9/1/46	250,000	182,772
Florida Power & Light Co., 4.8%, 5/15/33	250,000	243,534
Interstate Power & Light Co., 3.5%, 9/30/49	225,000	158,451
		954,980
Total Corporate Notes and Bonds
( Cost $22,351,792 )		20,185,243

FOREIGN CORPORATE BONDS - 4.0%

Energy - 0.2%
Enbridge, Inc., 5.7%, 3/8/33	125,000	126,212
Financials - 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	300,000	282,600
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	194,902
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	300,000	282,004
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (C), 5.475%, 2/22/31	250,000	252,673
Royal Bank of Canada, 5.15%, 2/1/34	175,000	174,023
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	236,014
UBS Group AG, (1 year CMT + 2.050%) (A) (C), 4.703%, 8/5/27	200,000	196,341
		1,618,557
Health Care - 1.0%
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	450,000	427,584
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	350,000	257,033
		684,617
Industrials - 0.4%
BAE Systems PLC (A), 5.3%, 3/26/34	250,000	248,214

Total Foreign Corporate Bonds
( Cost $2,833,935 )		2,677,600

LONG TERM MUNICIPAL BONDS - 1.2%
General - 1.2%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34	800,000	769,222

Total Long Term Municipal Bonds
( Cost $806,012 )		769,222

MORTGAGE BACKED SECURITIES - 34.4%

Fannie Mae - 20.3%
3%, 9/1/30 Pool # 890696	259,647	247,605
3%, 12/1/30 Pool # AL8924	100,852	96,888
7%, 11/1/31 Pool # 607515	7,633	7,854
3.5%, 12/1/31 Pool # MA0919	30,790	29,484
6.5%, 3/1/32 Pool # 631377	11,085	11,401
7%, 5/1/32 Pool # 644591	1,700	1,750
6.5%, 6/1/32 Pool # 545691	67,217	68,732
3.5%, 8/1/32 Pool # MA3098	34,146	32,753
5.5%, 11/1/33 Pool # 555880	101,744	102,236
4%, 2/1/35 Pool # MA2177	358,869	346,415
3.5%, 12/1/35 Pool # MA2473	205,977	194,958
4%, 6/1/36 Pool # AL8618	97,844	93,897
2.5%, 9/1/36 Pool # FS4049	413,371	376,773
5.5%, 10/1/36 Pool # 901723	48,695	48,596
6.5%, 10/1/36 Pool # 894118	56,375	57,427
6%, 11/1/36 Pool # 902510	198,861	204,235
6%, 10/1/37 Pool # 947563	162,513	166,906
4.5%, 5/1/38 Pool # MA5013	206,648	202,233
6.5%, 8/1/38 Pool # 987711	230,025	244,159
3%, 11/1/39 Pool # MA3831	45,686	41,142
4%, 1/1/41 Pool # AB2080	371,207	350,889
2.5%, 5/1/41 Pool # MA4334	375,692	325,373
4.5%, 7/1/41 Pool # AB3274	160,403	156,062
5.5%, 7/1/41 Pool # AL6588	336,514	338,149
4%, 9/1/41 Pool # AJ1406	165,672	156,659
2.5%, 3/1/42 Pool # CB3076	415,126	356,720
3.5%, 6/1/42 Pool # AO4136	402,083	368,191
4%, 6/1/42 Pool # MA1087	107,380	101,261
3.5%, 8/1/42 Pool # AP2133	187,085	171,442
3.5%, 9/1/42 Pool # AB6228	324,182	295,987
4%, 10/1/42 Pool # AP7363	266,317	250,877
3.5%, 3/1/43 Pool # AT0310	236,564	217,093
4%, 1/1/45 Pool # AS4257	51,996	48,772
4.5%, 2/1/45 Pool # MA2193	122,000	118,097
3.5%, 11/1/45 Pool # BA4907	125,285	113,755
3.5%, 12/1/45 Pool # AS6309	98,195	89,131
4.5%, 10/1/46 Pool # MA2783	20,131	19,443
4%, 12/1/46 Pool # BD2379	60,315	56,521
3%, 1/1/47 Pool # BE0108	208,259	182,443
2.5%, 12/1/47 Pool # FM3165	416,580	352,823
3%, 1/1/48 Pool # FM1303	518,965	454,789
4%, 7/1/48 Pool # MA3415	99,255	92,528
3%, 1/1/49 Pool # FS4296	311,923	275,688
4%, 11/1/50 Pool # FM5530	271,686	252,127
2%, 12/1/51 Pool # FM9925	664,776	531,420

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Core Bond Fund Portfolio of Investments (unaudited) – continued

	Par Value	Value (Note 2,3)
2%, 1/1/52 Pool # CB2601	$341,845	$273,491
2.5%, 3/1/52 Pool # BV4133	261,463	214,772
2.5%, 4/1/52 Pool # FS4138	227,428	188,356
4%, 5/1/52 Pool # CB3627	697,053	640,055
4%, 5/1/52 Pool # CB3678	227,400	209,028
4%, 5/1/52 Pool # FS1704	167,510	155,310
3.5%, 6/1/52 Pool # CB3845	664,174	591,965
4.5%, 8/1/52 Pool # FS2605	459,995	435,108
4.5%, 8/1/52 Pool # CB4383	678,632	644,891
5%, 10/1/52 Pool # MA4785	435,133	422,028
5.5%, 10/1/52 Pool # MA4786	291,729	288,723
5%, 11/1/52 Pool # MA4806	331,044	321,349
5.5%, 12/1/52 Pool # MA4842	88,505	87,440
4.5%, 7/1/53 Pool # FS4996	208,135	197,429
5.5%, 9/1/53 Pool # FS5575	330,138	328,079
5.5%, 5/1/54 Pool # FS7759	422,257	417,023
		13,666,731

Freddie Mac - 14.1%
4.5%, 2/1/25 Pool # J11722	4,136	4,113
4.5%, 5/1/25 Pool # J12247	10,277	10,239
8%, 6/1/30 Pool # C01005	4,523	4,676
7%, 3/1/31 Pool # C48129	21,114	21,746
2.5%, 2/1/32 Pool # ZS8641	80,442	74,992
5.5%, 11/1/34 Pool # A28282	142,463	144,962
2.5%, 6/1/35 Pool # RC1421	149,242	136,033
5.5%, 1/1/37 Pool # G04593	69,367	69,792
2%, 3/1/41 Pool # RB5105	360,730	305,538
4%, 10/1/41 Pool # Q04092	181,574	171,853
3%, 9/1/42 Pool # C04233	510,912	452,721
3%, 4/1/43 Pool # V80025	684,303	605,503
3%, 4/1/43 Pool # V80026	675,534	597,740
3.5%, 8/1/44 Pool # Q27927	190,294	173,018
3%, 7/1/45 Pool # G08653	222,690	195,824
3.5%, 8/1/45 Pool # Q35614	289,511	263,222
3%, 10/1/46 Pool # G60722	339,463	297,702
4%, 3/1/47 Pool # Q46801	90,046	84,469
3.5%, 12/1/47 Pool # Q52955	124,550	112,860
2.5%, 4/1/48 Pool # QA2240	339,165	287,086
3%, 7/1/49 Pool # QA1033	179,322	154,921
2.5%, 1/1/52 Pool # SD7552	1,022,625	852,031
3.5%, 4/1/52 Pool # SD0960	651,483	584,153
3.5%, 5/1/52 Pool # RA7380	217,223	193,596
3.5%, 5/1/52 Pool # QE2363	176,946	157,016
3%, 8/1/52 Pool # SD7556	608,205	524,886
4.5%, 11/1/52 Pool # SD8266	273,747	258,656
5%, 11/1/52 Pool # SD8267	179,000	173,590
5.5%, 11/1/52 Pool # SD1859	222,185	220,230
4.5%, 12/1/52 Pool # SD1921	314,944	299,757
5%, 12/1/52 Pool # SD8276	226,587	219,681
5%, 2/1/53 Pool # SD2334	281,178	272,522
5%, 2/1/53 Pool # SD8299	231,774	224,618
5.5%, 2/1/53 Pool # SD2172	276,990	275,815
5%, 5/1/53 Pool # SD2875	370,876	363,506
6%, 9/1/53 Pool # SD8363	231,813	232,753
6%, 9/1/53 Pool # SD3739	420,939	425,890
5.5%, 2/1/54 Pool # SD4901	98,889	97,848
		9,545,558
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	10,940	11,108
6.5%, 4/20/31 Pool # 3068	9,488	9,781
		20,889

Total Mortgage Backed Securities
( Cost $24,845,638 )		23,233,178

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 20.3%

Federal Home Loan Bank - 0.3%
6.050%, 11/21/31	200,000	199,645
U.S. Treasury Bonds - 11.0%
6.625%, 2/15/27	2,000,000	2,109,297
4.500%, 5/15/38	2,000,000	2,026,562
3.750%, 8/15/41	1,000,000	906,836
3.000%, 5/15/45	750,000	585,820
2.500%, 5/15/46	500,000	353,301
3.375%, 11/15/48	500,000	408,379
1.250%, 5/15/50	750,000	374,473
1.875%, 2/15/51	500,000	294,063
4.125%, 8/15/53	400,000	374,812
		7,433,543
U.S. Treasury Notes - 9.0%
2.250%, 11/15/25	400,000	385,750
4.000%, 2/29/28	400,000	394,063
2.875%, 5/15/28	2,000,000	1,890,391
2.625%, 2/15/29	2,450,000	2,272,375
3.875%, 11/30/29	500,000	488,691
4.000%, 2/15/34	665,000	646,920
		6,078,190

Total U.S. Government and
Agency Obligations
( Cost $14,830,842 )		13,711,378

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Core Bond Fund Portfolio of Investments (unaudited) – concluded

	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 5.25%	886,661	$886,661
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.33%	851,458	851,458

Total Short-Term Investments
( Cost $1,738,119 )		1,738,119

TOTAL INVESTMENTS - 100.6% ( Cost $73,555,249** )		67,838,089
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(376,674)
TOTAL NET ASSETS - 100.0%		$67,461,415

**	Aggregate cost for Federal tax purposes was $73,631,215.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at June 30, 2024.
(C)	Floating rate or variable rate note. Rate shown is as of June 30, 2024.
(D)	Stepped rate security. Rate shown is as of June 30, 2024.
(E)	All or a portion of these securities, with an aggregate fair value of $983,671, are on loan as part of a securities lending program. See footnote (G) and Note 10 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily
IO	Interest Only.
PLC	Public Limited Company.
LLC	Limited Liability Company.
LP	Limited Partnership.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk
USD	United States Dollar.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 80.4%

Communication Services - 13.6%
Advantage Sales & Marketing, Inc. (A), 6.5%, 11/15/28	$150,000	$135,734
Cars.com, Inc. (A), 6.375%, 11/1/28	150,000	147,366
Frontier Communications Holdings LLC (A) (B), 5%, 5/1/28	225,000	211,928
Lamar Media Corp., 4.875%, 1/15/29	200,000	192,194
Millennium Escrow Corp. (A), 6.625%, 8/1/26	225,000	117,431
Netflix, Inc., 6.375%, 5/15/29	200,000	210,796
Nexstar Media, Inc. (A) (B), 4.75%, 11/1/28	150,000	133,376
Outfront Media Capital LLC/Outfront Media Capital Corp. (A) (B), 4.25%, 1/15/29	125,000	114,001
SBA Communications Corp., 3.875%, 2/15/27	250,000	238,276
		1,501,102
Consumer Discretionary - 14.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	200,000	198,183
Boyne USA, Inc. (A) (B), 4.75%, 5/15/29	100,000	93,311
Genting New York LLC/GENNY Capital, Inc. (A), 3.3%, 2/15/26	200,000	191,021
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	395,346
QVC, Inc. (B), 4.375%, 9/1/28	160,000	117,077
RHP Hotel Properties LP/RHP Finance Corp. (A) (B), 4.5%, 2/15/29	175,000	164,156
Royal Caribbean Cruises Ltd., 7.5%, 10/15/27	150,000	157,626
United Airlines, Inc. (A), 4.375%, 4/15/26	125,000	120,747
Williams Scotsman, Inc. (A), 6.125%, 6/15/25	175,000	174,707
		1,612,174
Consumer Staples - 9.2%
B&G Foods, Inc. (B), 5.25%, 9/15/27	220,000	203,803
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	121,996
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	145,296
Lamb Weston Holdings, Inc. (A) (B), 4.125%, 1/31/30	185,000	168,183
Performance Food Group, Inc. (A), 5.5%, 10/15/27	225,000	220,066
U.S. Foods, Inc. (A), 6.875%, 9/15/28	150,000	153,368
		1,012,712
Energy - 5.2%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	123,420

Buckeye Partners LP (A), 4.125%, 3/1/25	101,000	99,639
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	225,000	224,709
Sunoco LP/Sunoco Finance Corp., 4.5%, 4/30/30	135,000	124,881
		572,649
Financials - 10.8%
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
(A), 5%, 8/15/28	200,000	184,503
LPL Holdings, Inc. (A), 4%, 3/15/29	225,000	209,847
MGIC Investment Corp., 5.25%, 8/15/28	200,000	194,831
MPT Operating Partnership LP/MPT Finance Corp. (B), 3.5%, 3/15/31	150,000	97,785
Nationstar Mortgage Holdings, Inc. (A)
(B), 5%, 2/1/26	130,000	127,226
OneMain Finance Corp., 3.875%, 9/15/28	225,000	201,751
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (A), 3.875%, 3/1/31	200,000	174,598
		1,190,541
Health Care - 3.5%
AdaptHealth LLC (A) (B), 4.625%, 8/1/29	50,000	43,321
HCA, Inc., 5.875%, 2/15/26	250,000	250,322
Medline Borrower LP (A), 3.875%, 4/1/29	100,000	92,082
		385,725
Industrials - 18.7%
Ball Corp., 6.875%, 3/15/28	100,000	102,538
Brink's Co. (A) (B), 5.5%, 7/15/25	125,000	124,854
Clean Harbors, Inc. (A), 6.375%, 2/1/31	150,000	150,379
Energizer Holdings, Inc. (A), 4.75%, 6/15/28	210,000	196,611
EnerSys (A), 4.375%, 12/15/27	125,000	118,342
Graphic Packaging International LLC (A), 3.5%, 3/15/28	150,000	138,310
Madison IAQ LLC (A), 4.125%, 6/30/28	200,000	186,520
Roller Bearing Co. of America, Inc. (A), 4.375%, 10/15/29	175,000	161,052
Sealed Air Corp. (A), 5%, 4/15/29	200,000	190,414
Summit Materials LLC/Summit Materials Finance Corp. (A), 7.25%, 1/15/31	100,000	103,568
TransDigm, Inc. (A), 6.875%, 12/15/30	125,000	127,613
United Rentals North America, Inc., 5.5%, 5/15/27	250,000	248,113
Waste Pro USA, Inc. (A), 5.5%, 2/15/26	225,000	221,855
		2,070,169
Information Technology - 3.5%
Gartner, Inc. (A), 4.5%, 7/1/28	150,000	144,568

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

High Income Fund Portfolio of Investments (unaudited)- concluded

	Par Value	Value (Note 2,3)
Iron Mountain, Inc. (A), 5.25%, 7/15/30	$150,000	$142,546
Playtika Holding Corp. (A), 4.25%, 3/15/29	110,000	96,497
		383,611

Utilities - 1.3%
Calpine Corp. (A), 3.75%, 3/1/31	160,000	141,403

Total Corporate Notes and Bonds
( Cost $9,384,806 )		8,870,086

FOREIGN CORPORATE BONDS - 6.0%

Communication Service - 0.5%
Telesat Canada/Telesat LLC (A), 6.5%, 10/15/27	175,000	54,102
Consumer Discretionary - 5.5%
Carnival Corp. (A), 5.75%, 3/1/27	200,000	197,592
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (A) (B), 5.75%, 1/20/26	175,000	166,736
International Game Technology PLC (A), 4.125%, 4/15/26	250,000	243,281
		607,609

Total Foreign Corporate Bonds
( Cost $803,913 )		661,711

	Shares
EXCHANGE TRADED FUNDS - 4.1%

Bond Funds - 4.1%
iShares iBoxx High Yield Corporate Bond ETF (B)	5,900	455,126

Total Exchange Traded Funds
( Cost $508,729 )		455,126

SHORT-TERM INVESTMENTS - 27.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.25%	910,147	910,147
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.33%	2,169,743	2,169,743

Total Short-Term Investments
( Cost $3,079,890 )		3,079,890

TOTAL INVESTMENTS - 118.4%
( Cost $13,777,338** )		13,066,813
NET OTHER ASSETS AND LIABILITIES -(18.4%)		(2,034,231)

TOTAL NET ASSETS - 100.0%		$11,032,582

**	Aggregate cost for Federal tax purposes was $13,777,631.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	All or a portion of these securities, with an aggregate fair value of $2,125,450, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.4%

Communication Service - 3.4%
Comcast Corp., Class A	153,300	$6,003,228

Consumer Discretionary - 9.1%
Home Depot, Inc.	18,550	6,385,652
Lowe's Cos., Inc.	22,600	4,982,396
McDonald's Corp.	9,150	2,331,786
Starbucks Corp.	27,300	2,125,305
		15,825,139
Consumer Staples - 8.6%
Colgate-Palmolive Co.	39,700	3,852,488
Hershey Co.	18,800	3,456,004
PepsiCo, Inc.	28,550	4,708,752
Procter & Gamble Co.	18,400	3,034,528
		15,051,772
Energy - 11.2%
Chevron Corp.	34,700	5,427,774
ConocoPhillips	32,300	3,694,474
EOG Resources, Inc.	49,400	6,217,978
Exxon Mobil Corp.	36,500	4,201,880
		19,542,106
Financials - 20.2%
Bank of America Corp.	115,000	4,573,550
BlackRock, Inc.	7,300	5,747,436
CME Group, Inc.	29,800	5,858,680
JPMorgan Chase & Co.	25,550	5,167,743
Morgan Stanley	70,800	6,881,052
Northern Trust Corp.	30,100	2,527,798
U.S. Bancorp	114,700	4,553,590
		35,309,849
Health Care - 11.5%
Abbott Laboratories	38,000	3,948,580
AbbVie, Inc.	27,000	4,631,040
Johnson & Johnson	35,800	5,232,528
Medtronic PLC	80,000	6,296,800
		20,108,948
Industrials - 19.0%
Automatic Data Processing, Inc.	28,500	$6,802,665
Caterpillar, Inc.	5,622	1,872,688
Cummins, Inc.	11,400	3,157,002
Fastenal Co.	103,200	6,485,088
Honeywell International, Inc.	31,300	6,683,802
Paychex, Inc.	25,600	3,035,136
Union Pacific Corp.	22,600	5,113,476
		33,149,857
Information Technology - 6.5%
Accenture PLC, Class A	6,000	1,820,460
Analog Devices, Inc.	12,200	2,784,772
Texas Instruments, Inc.	34,400	6,691,832
		11,297,064
Materials - 2.0%
Air Products & Chemicals, Inc.	13,900	3,586,895

Real Estate Investment Trusts
(REITs) - 2.8%
American Tower Corp., REIT	25,450	4,946,971

Utilities - 4.1%
NextEra Energy, Inc.	101,700	7,201,377
Total Common Stocks
( Cost $145,626,598 )		172,023,206

SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government
Money Market Fund, Premier Class (A), 5.25%	2,598,158	2,598,158
Total Short-Term Investments
( Cost $2,598,158 )		2,598,158
TOTAL INVESTMENTS - 99.9% ( Cost $148,224,756** )		174,621,364
NET OTHER ASSETS AND LIABILITIES - 0.1%		157,471
TOTAL NET ASSETS - 100.0%		$174,778,835

**	Aggregate cost for Federal tax purposes was $148,248,795.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.6%
Communication Services - 11.1%
Alphabet, Inc., Class C	108,706	$19,938,855
Liberty Broadband Corp., Class C *	42,615	2,336,154
		22,275,009
Consumer Discretionary - 15.2%
Amazon.com, Inc. *	53,294	10,299,066
Lowe's Cos., Inc.	33,481	7,381,221
NIKE, Inc., Class B	12,827	966,771
Starbucks Corp.	45,526	3,544,199
TJX Cos., Inc.	73,938	8,140,574
		30,331,831
Consumer Staples - 2.5%
Dollar Tree, Inc. *	47,409	5,061,859

Financials - 32.3%
Capital Markets - 5.2%
Brookfield Asset Management Ltd., Class A (A)	28,199	1,072,972
Brookfield Corp., Class A	112,804	4,685,878
Charles Schwab Corp.	63,001	4,642,544
		10,401,394
Commercial Banks - 2.6%
U.S. Bancorp	130,749	5,190,735

Financial Services - 11.8%
Berkshire Hathaway, Inc., Class B *	19,560	7,957,008
Fiserv, Inc. *	61,960	9,234,518
Visa, Inc., Class A	24,200	6,351,774
		23,543,300
Insurance - 12.7%
Arch Capital Group Ltd. *	132,421	13,359,955
Marsh & McLennan Cos., Inc.	25,236	5,317,730
Progressive Corp.	31,989	6,644,435
		25,322,120
		64,457,549
Health Care - 10.8%
Agilent Technologies, Inc.	49,112	6,366,388
Alcon, Inc.	87,528	7,796,994
Danaher Corp.	14,576	3,641,814
Elevance Health, Inc.	7,103	3,848,832
		21,654,028
Industrials - 16.1%
Copart, Inc. *	131,721	7,134,009
Deere & Co.	10,945	4,089,380
Ferguson PLC	19,921	3,857,702
PACCAR, Inc.	89,698	9,233,512
Parker-Hannifin Corp.	15,345	7,761,655
		32,076,258

Information Technology - 10.6%
Accenture PLC, Class A	19,490	5,913,461
Analog Devices, Inc.	37,580	8,578,011
Texas Instruments, Inc.	34,802	6,770,033
		21,261,505
Total Common Stocks
( Cost $102,069,072 )		197,118,039

SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.25%	2,756,488	2,756,488
Total Short-Term Investments
( Cost $2,756,488 )		2,756,488
TOTAL INVESTMENTS - 100.0%
( Cost $104,825,560** )		199,874,527
NET OTHER ASSETS AND LIABILITIES - 0.0%		41,581
TOTAL NET ASSETS - 100.0%		$199,916,108

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $105,456,326. All or a portion of these securities, with an aggregate fair value of $1,055,381, are on loan as part of a securities lending
(A)	program.
(B)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 94.7%
Communication Services - 4.5%
Liberty Broadband Corp., Class C *	52,382	$2,871,581
Liberty Media Corp.-Liberty Formula One, Class C *	53,303	3,829,288
		6,700,869
Consumer Discretionary - 14.8%
CarMax, Inc. *	66,186	4,854,081
Floor & Decor Holdings, Inc., Class A *	41,450	4,120,545
Ross Stores, Inc.	61,229	8,897,798
Thor Industries, Inc.	41,279	3,857,523
		21,729,947
Consumer Staples - 5.8%
Brown-Forman Corp., Class B	73,492	3,174,119
Dollar Tree, Inc. *	49,867	5,324,300
		8,498,419
Financials - 23.6%
Arch Capital Group Ltd. *	130,584	13,174,620
Brookfield Asset Management Ltd., Class A (A)	73,290	2,788,685
Brown & Brown, Inc.	81,833	7,316,689
Cullen/Frost Bankers, Inc.	14,607	1,484,509
Glacier Bancorp, Inc.	39,895	1,488,881
Moelis & Co., Class A	85,178	4,843,221
W R Berkley Corp.	46,535	3,656,720
		34,753,325
Health Care - 5.3%
Labcorp Holdings, Inc.	21,202	4,314,819
Waters Corp. *	11,909	3,455,039
		7,769,858
Industrials - 16.9%
Armstrong World Industries, Inc.	22,111	2,503,849
Carlisle Cos., Inc.	15,985	6,477,282
Copart, Inc. *	125,016	6,770,866
Expeditors International of Washington, Inc.	20,587	2,569,052
PACCAR, Inc.	63,122	6,497,779
		24,818,828
Information Technology - 23.8%
Amphenol Corp., Class A	93,602	6,305,967
Arista Networks, Inc. *	12,521	4,388,360
CDW Corp.	22,508	5,038,191
Gartner, Inc. *	21,167	9,505,253
Microchip Technology, Inc.	18,335	1,677,652
MKS Instruments, Inc.	36,691	4,791,111
Teledyne Technologies, Inc. *	8,546	3,315,677
		35,022,211
Total Common Stocks
( Cost $63,056,283 )		139,293,457
SHORT-TERM INVESTMENTS - 5.8%
State Street Institutional U.S. Government
Money Market Fund, Premier Class (B), 5.25%	8,481,096	8,481,096
Total Short-Term Investments
( Cost $8,481,096 )		8,481,096
TOTAL INVESTMENTS - 100.5% ( Cost $71,537,379** )		147,774,553
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(716,794)
TOTAL NET ASSETS - 100.0%		$147,057,759

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $71,759,681.
(A)	All or a portion of these securities, with an aggregate fair value of $2,742,959, are on loan as part of a securities lending program.
(B)	7-day yield.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 97.4%
Australia - 1.7%
Treasury Wine Estates Ltd.	39,983	$331,496

Brazil - 1.3%
Itau Unibanco Holding SA, ADR	43,662	254,986

Canada - 5.0%
Cameco Corp.	8,677	426,909
Canadian Pacific Kansas City Ltd. (A)	3,662	288,309
Manulife Financial Corp. (A)	8,692	231,381
		946,599
China - 6.4%
Alibaba Group Holding Ltd., ADR	5,627	405,144
Ping An Insurance Group Co. of China Ltd., Class H	67,890	308,701
Tencent Holdings Ltd.	10,632	504,605
		1,218,450
Denmark - 1.0%
Genmab AS *	746	187,081

France - 8.0%
Air Liquide SA	1,272	218,990
Airbus SE	3,323	458,194
Hermes International SCA	84	193,343
LVMH Moet Hennessy Louis Vuitton SE	262	201,204
STMicroelectronics NV	6,422	252,256
Worldline SA * (B)	17,760	192,367
		1,516,354
Germany - 11.6%
adidas AG	1,747	416,944
Deutsche Telekom AG	21,372	537,631
KION Group AG	9,524	398,589
SAP SE, ADR	1,444	291,269
Siemens AG	1,773	329,759
Symrise AG	1,985	242,996
		2,217,188
Hong Kong - 2.1%
AIA Group Ltd.	57,520	390,040

India - 7.7%
HDFC Bank Ltd., ADR	8,871	570,671
Infosys Ltd., ADR (A)	18,955	352,942
Larsen & Toubro Ltd., GDR	12,652	536,993
		1,460,606
Ireland - 2.0%
Kerry Group PLC, Class A	4,690	379,563

Israel - 2.0%
CyberArk Software Ltd. *	1,378	376,773
Italy - 1.1%
Ferrari NV	526	214,803

Japan - 17.0%
CyberAgent, Inc.	38,429	239,472
Daiichi Sankyo Co. Ltd.	10,900	380,777
Keyence Corp.	500	220,588
Lasertec Corp.	1,000	225,934
Murata Manufacturing Co. Ltd.	12,179	252,798
Nidec Corp.	5,200	235,035
Pan Pacific International Holdings Corp.	17,800	417,662
Shin-Etsu Chemical Co. Ltd.	7,400	287,832
Shiseido Co. Ltd.	9,600	273,208
Sony Group Corp.	3,997	339,633
Toray Industries, Inc.	76,553	361,534
		3,234,473
Mexico - 5.7%
Fomento Economico Mexicano SAB de CV, ADR	2,503	269,448
Grupo Mexico SAB de CV, Series B	86,107	464,587
Wal-Mart de Mexico SAB de CV, ADR	10,445	355,339
		1,089,374
Netherlands - 4.9%
ASML Holding NV	561	573,751
NXP Semiconductors NV	1,367	367,846
		941,597
Norway - 1.4%
Norsk Hydro ASA	41,877	260,675

Switzerland - 6.5%
Lonza Group AG	766	416,286
Nestle SA	2,235	228,143
Partners Group Holding AG	262	336,935
Sika AG	926	263,597
		1,244,961
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,241	389,508

United Kingdom - 9.9%
AstraZeneca PLC	3,526	549,689
Diageo PLC	6,667	209,747
London Stock Exchange Group PLC	1,756	208,151
Prudential PLC	33,525	304,136
Shell PLC	11,102	398,977
Wise PLC, Class A *	24,704	212,514
		1,883,214
Total Common Stocks
( Cost $18,425,483 )		18,537,741

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

International Stock Fund Portfolio of Investments (unaudited) – concluded

	Shares	Value (Note 2,3)
Short-Term Investments - 3.6%
United States - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.25%	388,185	$388,185
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.33%	300,522	300,522
Total Short-Term Investments
( Cost $688,707 )		688,707
TOTAL INVESTMENTS - 101.0%
( Cost $19,114,190** )		19,226,448
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(183,162)
TOTAL NET ASSETS - 100.0%		$19,043,286

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $19,314,003.
(A)	All or a portion of these securities, with an aggregate fair value of $639,077, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 97.6%

Alternative Funds - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy ETF	5,147	$72,315

Bond Funds - 78.3%
iShares 7-10 Year Treasury Bond ETF	17,879	1,674,368
iShares Aaa - A Rated Corporate Bond ETF	16,171	757,773
iShares MBS ETF	9,792	899,004
Janus Henderson Mortgage-Backed Securities ETF	62,321	2,782,633
Schwab Intermediate-Term U.S. Treasury ETF	25,011	1,219,786
SPDR Portfolio Short Term Treasury ETF	110,879	3,201,077
Vanguard Extended Duration Treasury ETF	7,567	555,493
		11,090,134
Foreign Stock Funds - 5.2%
iShares MSCI Emerging Markets Asia ETF	2,462	178,446
iShares MSCI International Quality Factor ETF	9,599	374,841
JPMorgan BetaBuilders Japan ETF	1,967	110,998
WisdomTree Europe Hedged Equity ETF	1,560	70,527
		734,812
Stock Funds - 13.6%
Distillate Small/Mid Cash Flow ETF	2,160	74,986
Distillate U.S. Fundamental
Stability & Value ETF	12,150	624,389
Invesco S&P 500 Quality ETF	12,776	811,787
iShares Global Energy ETF	1,790	74,303
Vanguard Health Care ETF	369	98,154
Vanguard Information Technology ETF	436	251,393
		1,935,012
Total Exchange Traded Funds
( Cost $13,508,555 )		13,832,273

SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.25%	330,193	330,193
Total Short-Term Investments
( Cost $330,193 )		330,193
TOTAL INVESTMENTS - 99.9%
( Cost $13,838,748** )		14,162,466
NET OTHER ASSETS AND LIABILITIES - 0.1%		7,730

TOTAL NET ASSETS - 100.0%		$14,170,196

**	Aggregate cost for Federal tax purposes was $14,102,448.
(A)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 98.4%

Alternative Funds - 1.1%
Invesco Optimum Yield Diversified Commodity Strategy ETF	43,173	$606,581

Bond Funds - 60.7%
iShares 7-10 Year Treasury Bond ETF	50,940	4,770,531
iShares Aaa - A Rated Corporate Bond ETF	41,696	1,953,875
iShares MBS ETF	29,311	2,691,043
iShares Treasury Floating Rate Bond ETF	27,450	1,390,617
Janus Henderson Mortgage-Backed Securities ETF	173,615	7,751,910
Schwab Intermediate-Term U.S. Treasury ETF	97,686	4,764,146
SPDR Portfolio Short Term Treasury ETF	286,676	8,276,336
Vanguard Extended Duration Treasury ETF	18,623	1,367,114
		32,965,572
Foreign Stock Funds - 9.9%
iShares MSCI Emerging Markets Asia ETF	19,460	1,410,460
iShares MSCI International Quality Factor ETF	52,301	2,042,354
JPMorgan BetaBuilders Japan ETF	19,360	1,092,485
WisdomTree Europe Hedged Equity ETF	17,891	808,852
		5,354,151

Stock Funds - 26.7%
Distillate Small/Mid Cash Flow ETF	15,834	549,688
Distillate U.S. Fundamental Stability &Value ETF	84,837	4,359,774
Invesco S&P 500 Quality ETF	82,351	5,232,583
iShares Global Energy ETF	21,316	884,827
Vanguard Health Care ETF	3,089	821,674
Vanguard Information Technology ETF	4,585	2,643,665
		14,492,211
Total Exchange Traded Funds
( Cost $50,365,028 )		53,418,515

SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.25%	890,316	890,316
Total Short-Term Investments
( Cost $890,316 )		890,316

TOTAL INVESTMENTS - 100.0% ( Cost $51,255,344** )		54,308,831

NET OTHER ASSETS AND LIABILITIES - 0.0%		10,946

TOTAL NET ASSETS - 100.0%		$54,319,777

**	Aggregate cost for Federal tax purposes was $52,112,918.
(A)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 97.8%

Alternative Funds - 1.7%
Invesco Optimum Yield Diversified
Commodity Strategy ETF	47,442	$666,560

Bond Funds - 41.3%
iShares 7-10 Year Treasury Bond ETF	34,979	3,275,783
iShares Aaa - A Rated Corporate Bond ETF	23,893	1,119,626
iShares MBS ETF	16,740	1,536,900
iShares Treasury Floating Rate Bond ETF	25,199	1,276,581
Janus Henderson Mortgage-Backed Securities ETF	71,473	3,191,270
Schwab Intermediate-Term U.S. Treasury ETF	64,604	3,150,737
SPDR Portfolio Short Term Treasury ETF	82,556	2,383,392
Vanguard Extended Duration Treasury ETF	5,064	371,748
		16,306,037
Foreign Stock Funds - 14.6%
iShares MSCI Emerging Markets Asia ETF	21,961	1,591,733
iShares MSCI International Quality Factor ETF	51,318	2,003,968
JPMorgan BetaBuilders Japan ETF	21,065	1,188,698
WisdomTree Europe Hedged Equity ETF	21,986	993,987
		5,778,386
Stock Funds - 40.2%
Distillate Small/Mid Cash Flow ETF	15,592	541,287
Distillate U.S. Fundamental Stability & Value ETF	99,117	5,093,623
Invesco S&P 500 Quality ETF	86,540	5,498,752
iShares Global Energy ETF	23,588	979,138
Vanguard Health Care ETF	3,361	894,026
Vanguard Information Technology ETF	5,023	2,896,211
		15,903,037
Total Exchange Traded Funds
( Cost $35,651,264 )		37,660,033

SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.25%	843,931	843,931
Total Short-Term Investments
( Cost $843,931 )		843,931
TOTAL INVESTMENTS - 100.0% ( Cost $36,495,195** )		39,497,951

NET OTHER ASSETS AND LIABILITIES - 0.0%		9,665

TOTAL NET ASSETS - 100.0%		$39,507,616

**	Aggregate cost for Federal tax purposes was $36,954,889.
(A)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 96.7%

Alternative Funds - 1.9%
Invesco Optimum Yield Diversified
Commodity Strategy ETF	48,135	$676,297

Bond Funds - 31.2%
iShares 7-10 Year Treasury Bond ETF	25,497	2,387,794
iShares Aaa - A Rated Corporate Bond ETF	12,864	602,807
iShares MBS ETF	8,977	824,178
iShares Treasury Floating Rate Bond ETF	22,137	1,121,460
Janus Henderson Mortgage-Backed Securities ETF	48,563	2,168,338
Schwab Intermediate-Term U.S. Treasury ETF	49,811	2,429,283
SPDR Portfolio Short Term Treasury ETF	38,912	1,123,389
Vanguard Extended Duration Treasury ETF	2,038	149,610
		10,806,859
Foreign Stock Funds – 17.0%
iShares MSCI Emerging Markets Asia ETF	22,136	1,604,417
iShares MSCI International Quality Factor ETF	51,460	2,009,513
JPMorgan BetaBuilders Japan ETF	22,826	1,288,071
WisdomTree Europe Hedged Equity ETF	21,779	984,629
		5,886,630
Stock Funds - 46.6%
Distillate Small/Mid Cash Flow ETF	16,692	579,475
Distillate U.S. Fundamental Stability & Value ETF	95,903	4,928,455
Invesco S&P 500 Quality ETF	91,507	5,814,355
iShares Global Energy ETF	24,316	1,009,357
Vanguard Health Care ETF	3,239	861,574
Vanguard Information Technology ETF	5,077	2,927,347
		16,120,563
Total Exchange Traded Funds
( Cost $30,386,259 )		33,490,349

SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.25%	1,113,552	1,113,552
Total Short-Term Investments
( Cost $1,113,552 )		1,113,552

TOTAL INVESTMENTS - 99.9% ( Cost $31,499,811** )		34,603,901

NET OTHER ASSETS AND LIABILITIES - 0.1%		23,599

TOTAL NET ASSETS - 100.0%		$34,627,500

**	Aggregate cost for Federal tax purposes was $32,004,004.
(A)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Assets and Liabilities as of June 30, 2024 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Core Bond Fund	High Income Fund	Large Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$29,338,178	$67,405,549	$27,874,851	$35,800,100	$67,838,089	$13,066,813	$174,621,364
Investments in affiliated securities, at fair value‡1	23,519,402	44,320,141	13,345,482	120,116,301	–	–	–
Cash	–	–	–	–	–	–	–
Receivables:
Fund shares sold	8,829	35,556	20,003	5,951	2,212	10	47,987
Dividends and Interest	54,690	78,385	17,386	40,614	527,738	146,344	217,203
Total assets	52,921,099	111,839,631	41,257,722	155,962,966	68,368,039	13,213,167	174,886,554
Liabilities:
Payables:
Fund shares repurchased	3,617	10,002	353	32,325	16,191	2,678	6,183
Upon return of securities loaned	2,281,191	406,375	222,292	76,100	851,458	2,169,743	–
Advisory agreement fees	12,632	27,670	10,111	32,143	30,524	6,810	86,565
Audit and trustee fees	8,868	9,399	3,338	13,445	5,886	908	14,594
Distribution fees - Class II	1,919	1,979	98	4,088	2,565	446	377
Total liabilities	2,308,227	455,425	236,192	158,101	906,624	2,180,585	107,719
Net assets applicable to outstanding capital stock	$50,612,872	$111,384,206	$41,021,530	$155,804,865	$67,461,415	$11,032,582	$174,778,835
Net assets consist of:
Paid-in capital in excess of par	$55,685,999	$100,002,462	$34,648,415	$149,597,179	$77,392,413	$14,579,312	$146,067,772
Accumulated distributable earnings (loss)	(5,073,127)	11,381,744	6,373,115	6,207,686	(9,930,998)	(3,546,730)	28,711,063
Net Assets	$50,612,872	$111,384,206	$41,021,530	$155,804,865	$67,461,415	$11,032,582	$174,778,835

Class I Shares:
Net Assets	$41,579,067	$101,840,160	$40,544,838	$136,128,881	$54,989,015	$8,863,017	$172,958,368
Shares of beneficial interest outstanding	4,497,970	11,115,019	4,929,844	9,777,576	6,582,174	1,187,091	7,732,420
Net Asset Value and redemption price per share	$9.24	$9.16	$8.22	$13.92	$8.35	$7.47	$22.37
Class II Shares:
Net Assets	$9,033,805	$9,544,046	$476,692	$19,675,984	$12,472,400	$2,169,565	$1,820,467
Shares of beneficial interest outstanding	972,198	1,037,609	58,016	1,438,774	1,502,377	290,662	83,034
Net Asset Value and redemption price per share	$9.29	$9.20	$8.22	$13.68	$8.30	$7.46	$21.92

† Cost of Investments in unaffiliated securities	$27,996,247	$63,070,621	$25,697,736	$34,687,601	$73,555,248	$13,777,338	$148,224,756
‡ Cost of investments in affiliated securities	$23,988,552	$38,996,905	$10,496,245	$121,768,395	$–	$–	$–
§ Fair Value of securities on loan	$2,229,918	$682,406	$403,007	$73,836	$983,671	$2,125,450	$–

[1]	See Note 12 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Assets and Liabilities as of June 30, 2024 (unaudited) – continued

	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$199,874,527	$147,774,553	$19,226,448	$14,162,466	$54,308,831	$39,497,951	$34,603,901
Investments in affiliated securities, at fair value‡1	–	–	–	–	–	–	–
Cash	–	474	–	–	–	–	–
Foreign currency (cost of $4,395) (Note 2)	–	–	4,392	–	–	–	–
Receivables:
Fund shares sold	9,729	15,437	3,106	10,528	17,702	12,280	24,962
Dividends and Interest	296,967	49,502	138,536	689	6,478	7,075	6,998
Total assets	200,181,223	147,839,966	19,372,482	14,173,683	54,333,011	39,517,306	34,635,861
Liabilities:
Payables:
Investments purchased	–	644,140	–	–	–	–	–
Fund shares repurchased	104,520	14,679	4,995	–	–	–	–
Upon return of securities loaned	–	–	300,522	–	–	–	–
Advisory agreement fees	132,358	109,203	18,327	2,969	11,232	8,207	7,075
Administrative services agreement fees	–	–	–	518	2,002	1,483	1,286
Audit and trustee fees	17,835	13,340	1,697	–	–	–	–
Distribution fees - Class II	1,894	845	998	–	–	–	–
Due to Custodian	8,508	–	2,657	–	–	–	–
Total liabilities	265,115	782,207	329,196	3,487	13,234	9,690	8,361
Net assets applicable to outstanding capital stock	$199,916,108	$147,057,759	$19,043,286	$14,170,196	$54,319,777	$39,507,616	$34,627,500
Net assets consist of:
Paid-in capital in excess of par	$99,843,365	$58,108,822	$20,864,914	$16,852,043	$55,446,406	$38,496,871	$33,148,256
Accumulated distributable earnings (loss)	100,072,743	88,948,937	(1,821,628)	(2,681,847)	(1,126,629)	1,010,745	1,479,244
Net Assets	$199,916,108	$147,057,759	$19,043,286	$14,170,196	$54,319,777	$39,507,616	$34,627,500

Class I Shares:
Net Assets	$190,803,684	$142,991,661	$14,275,781	$14,170,196	$54,319,777	$39,507,616	$34,627,500
Shares of beneficial interest outstanding	8,202,876	7,652,988	1,300,940	2,188,405	7,511,034	5,818,775	2,878,437
Net Asset Value and redemption price per share	$23.26	$18.68	$10.97	$6.48	$7.23	$6.79	$12.03
Class II Shares:
Net Assets	$9,112,424	$4,066,098	$4,767,505
Shares of beneficial interest outstanding	406,705	232,590	438,300
Net Asset Value and redemption price per share	$22.41	$17.48	$10.88

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Assets and Liabilities as of June 30, 2024 (unaudited) – concluded

	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
† Cost of Investments in unaffiliated securities	$104,825,560	$71,311,966	$19,114,190	$13,838,748	$51,255,344	$36,495,195	$31,499,811
‡ Cost of investments in affiliated securities	$–	$–	$–	$–	$–	$–	$–
§ Fair Value of securities on loan	$1,055,381	$2,742,959	$639,077	$–	$–	$–	$–

[1]	See Note 12 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Operations for the Six Months Ended June 30, 2024 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Core Bond Fund	High Income Fund	Large Cap Value Fund
Investment Income:
Interest	$120,727	$140,056	$55,866	$101,132	$1,445,616	$280,817	$57,274
Dividends
Unaffiliated issuers	718,154	999,044	375,215	648,224	–	11,653	2,570,196
Affiliated issuers[1]	467,089	436,864	77,654	6,220,814	–	–	–
Less: Foreign taxes withheld/reclaimed	–	–	–	–	–	–	–
Income from securities lending	5,499	7,513	4,276	24,310	1,384	3,728	8,985
Total investment income	1,311,469	1,583,477	513,011	6,994,480	1,447,000	296,198	2,636,455
Expenses:[2]
Advisory agreement fees	128,486	168,681	59,801	205,125	193,544	41,990	543,273
Audit fees	9,111	9,903	3,507	14,280	6,219	967	15,532
Trustee fees	2,420	2,653	941	3,820	1,663	258	4,160
Distribution fees - Class II	11,975	12,155	600	26,208	15,743	2,740	2,375
Other expenses	125	131	46	194	83	13	211
Total expenses	152,117	193,523	64,895	249,627	217,252	45,968	565,551
Net Investment Income	1,159,352	1,389,954	448,116	6,744,853	1,229,748	250,230	2,070,904
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	1,008,030	2,315,379	1,020,359	9,754	(1,068,257)	(510,531)	280,801
Affiliated issuers[1]	(479,497)	701,626	267,419	6,103	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(698,129)	309,470	364,211	(195,065)	(563,380)	478,671	(3,073,310)
Affiliated Issuers[1]	107,252	291,905	275,136	(4,741,863)	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(62,344)	3,618,380	1,927,125	(4,921,071)	(1,631,637)	(31,860)	(2,792,509)
Net Increase (Decrease) in Net Assets from Operations	$1,097,008	$5,008,334	$2,375,241	$1,823,782	$(401,889)	$218,370	$(721,605)

[1]	See Note 12 for information on affiliated issuers.
[2]	See Note 4 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Operations for the Six Months Ended June 30, 2024 (unaudited)

	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Investment Income:
Interest	$129,811	$248,903	$6,088	$8,353	$27,507	$21,489	$18,421
Dividends
Unaffiliated issuers	976,384	565,746	242,459	226,355	738,179	458,660	366,061
Affiliated issuers[1]	–	–	–	–	–	–	–
Less: Foreign taxes withheld/ reclaimed	(9,225)	(4,457)	(21,848)	–	–	–	–
Income from securities lending	1,443	1,823	220	–	–	–	–
Total investment income	1,098,413	812,015	226,919	234,708	765,686	480,149	384,482
Expenses:[2]
Advisory agreement fees	810,427	688,236	112,477	18,641	68,458	48,721	41,792
Administrative services agreement fees	–	–	–	3,728	13,692	9,744	8,358
Audit fees	18,545	13,930	1,772	–	–	–	–
Trustee fees	4,988	3,743	474	345	1,294	927	802
Distribution fees - Class II	11,975	5,498	6,157	–	–	–	–
Other expenses	237	183	23	17	63	45	38
Total expenses	846,172	711,590	120,903	22,731	83,507	59,437	50,990
Net Investment Income	252,241	100,425	106,016	211,977	682,179	420,712	333,492
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	5,402,303	12,515,133	213,877	56,002	485,900	616,330	559,684
Affiliated issuers[1]	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	10,944,234	(4,777,091)	30,883	(86,973)	555,330	909,984	1,133,057
Affiliated Issuers[1]	–	–	–	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	16,346,537	7,738,042	244,760	(30,971)	1,041,230	1,526,314	1,692,741
Net Increase (Decrease) in Net Assets from Operations	$16,598,778	$7,838,467	$350,776	$181,006	$1,723,409	$1,947,026	$2,026,233

[1]	See Note 12 for information on affiliated issuers.
[2]	See Note 4 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/24	12/31/23	6/30/24	12/31/23

Net Assets at beginning of period	$111,074,178	$115,406,204	$113,197,461	$118,904,410
Increase (decrease) in net assets from operations:
Net investment income	1,159,352	3,046,451	1,389,954	2,727,079
Net realized gain (loss)	528,533	(4,061,184)	3,017,005	(1,674,856)
Net change in unrealized appreciation (depreciation)	(590,877)	9,900,996	601,375	10,799,279
Net increase (decrease) in net assets from operations	1,097,008	8,886,263	5,008,334	11,851,502
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(262,380)	(2,779,594)	(268,569)	(2,613,826)
Class II	(47,985)	(241,356)	(14,152)	(217,272)
Total distributions	(310,365)	(3,020,950)	(282,721)	(2,831,098)
Capital Stock transactions:
Class I Shares
Shares sold	1,064,071	3,835,677	3,210,000	5,585,061
Issued to shareholders in reinvestment of distributions	262,380	2,779,594	268,569	2,613,826
Shares redeemed	(61,371,592)	(13,586,902)	(9,194,367)	(20,815,489)
Net increase (decrease) from capital stock transactions	(60,045,141)	(6,971,631)	(5,715,798)	(12,616,602)
Class II Shares
Shares sold	51,564	300,176	73,345	434,935
Issued to shareholders in reinvestment of distributions	47,985	241,356	14,152	217,272
Shares redeemed	(1,302,357)	(3,767,240)	(910,567)	(2,762,958)
Net increase (decrease) from capital stock transactions	(1,202,808)	(3,225,708)	(823,070)	(2,110,751)
Total increase (decrease) from capital stock transactions	(61,247,949)	(10,197,339)	(6,538,868)	(14,727,353)
Total increase (decrease) in net assets	(60,461,306)	(4,332,026)	(1,813,255)	(5,706,949)
Net Assets at end of period	$50,612,872	$111,074,178	$111,384,206	$113,197,461
Capital Share transactions:
Class I Shares
Shares sold	116,750	430,104	358,932	662,128
Issued to shareholders in reinvestment of distributions	28,318	306,524	29,243	298,160
Shares redeemed	(6,782,166)	(1,532,271)	(1,021,713)	(2,446,905)
Net increase (decrease) from capital shares transactions	(6,637,098)	(795,643)	(633,538)	(1,486,617)
Class II Shares
Shares sold	5,576	33,349	8,145	50,885
Issued to shareholders in reinvestment of distributions	5,151	26,462	1,535	24,662
Shares redeemed	(141,305)	(423,661)	(100,795)	(324,755)
Net increase (decrease) from capital shares transactions	(130,578)	(363,850)	(91,115)	(249,208)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Changes in Net Assets - continued

	Aggressive Allocation Fund		Diversified Income Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/24	12/31/23	6/30/24	12/31/23

Net Assets at beginning of period	$38,914,936	$39,762,751	$172,144,683	$191,189,026
Increase (decrease) in net assets from operations:
Net investment income	448,116	847,774	6,744,853	4,772,699
Net realized gain (loss)	1,287,778	(125,547)	15,857	24,939,754
Net change in unrealized appreciation (depreciation)	639,347	4,049,267	(4,936,928)	(23,679,384)
Net increase (decrease) in net assets from operations	2,375,241	4,771,494	1,823,782	6,033,069
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(88,259)	(863,506)	(3,197,900)	(23,816,770)
Class II	(495)	(9,021)	(449,772)	(3,481,498)
Total distributions	(88,754)	(872,527)	(3,647,672)	(27,298,268)
Capital Stock transactions:
Class I Shares
Shares sold	2,310,454	2,649,509	1,021,314	1,910,165
Issued to shareholders in reinvestment of distributions	88,259	863,506	3,197,900	23,816,770
Shares redeemed	(2,555,928)	(8,063,054)	(16,678,603)	(23,152,131)
Net increase (decrease) from capital stock transactions	(157,215)	(4,550,039)	(12,459,389)	2,574,804
Class II Shares
Shares sold	4	196	256,468	474,857
Issued to shareholders in reinvestment of distributions	495	9,021	449,772	3,481,498
Shares redeemed	(23,177)	(205,960)	(2,762,779)	(4,310,303)
Net increase (decrease) from capital stock transactions	(22,678)	(196,743)	(2,056,539)	(353,948)
Total increase (decrease) from capital stock transactions	(179,893)	(4,746,782)	(14,515,928)	2,220,856
Total increase (decrease) in net assets	2,106,594	(847,815)	(16,339,818)	(19,044,343)
Net Assets at end of period	$41,021,530	$38,914,936	$155,804,865	$172,144,683
Capital Share transactions:
Class I Shares
Shares sold	288,798	355,881	72,220	123,075
Issued to shareholders in reinvestment of distributions	10,706	111,474	229,807	1,684,208
Shares redeemed	(320,357)	(1,080,262)	(1,185,550)	(1,473,927)
Net increase (decrease) from capital shares transactions	(20,853)	(612,907)	(883,523)	333,356
Class II Shares
Shares sold	–	25	18,628	31,092
Issued to shareholders in reinvestment of distributions	60	1,164	32,901	250,607
Shares redeemed	(2,851)	(27,820)	(199,038)	(276,012)
Net increase (decrease) from capital shares transactions	(2,791)	(26,631)	(147,509)	5,687

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Changes in Net Assets - continued

	Core Bond Fund		High Income Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/24	12/31/23	6/30/24	12/31/23

Net Assets at beginning of period	$74,971,185	$82,354,042	$11,577,031	$12,875,162
Increase (decrease) in net assets from operations:
Net investment income	1,229,748	2,455,012	250,230	553,995
Net realized gain (loss)	(1,068,257)	(2,932,172)	(510,531)	(188,585)
Net change in unrealized appreciation (depreciation)	(563,380)	4,979,704	478,671	691,231
Net increase (decrease) in net assets from operations	(401,889)	4,502,544	218,370	1,056,641
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(207,365)	(2,052,229)	(46,478)	(466,588)
Class II	(31,992)	(412,423)	(8,746)	(109,528)
Total distributions	(239,357)	(2,464,652)	(55,224)	(576,116)
Capital Stock transactions:
Class I Shares
Shares sold	1,288,697	2,131,776	70,247	52,328
Issued to shareholders in reinvestment of distributions	207,365	2,052,229	46,478	466,588
Shares redeemed	(7,608,118)	(11,515,723)	(683,113)	(1,866,522)
Net increase (decrease) from capital stock transactions	(6,112,056)	(7,331,718)	(566,388)	(1,347,606)
Class II Shares
Shares sold	117,997	129,847	17,254	27,053
Issued to shareholders in reinvestment of distributions	31,992	412,423	8,746	109,528
Shares redeemed	(906,457)	(2,631,301)	(167,207)	(567,631)
Net increase (decrease) from capital stock transactions	(756,468)	(2,089,031)	(141,207)	(431,050)
Total increase (decrease) from capital stock transactions	(6,868,524)	(9,420,749)	(707,595)	(1,778,656)
Total increase (decrease) in net assets	(7,509,770)	(7,382,857)	(544,449)	(1,298,131)
Net Assets at end of period	$67,461,415	$74,971,185	$11,032,582	$11,577,031
Capital Share transactions:
Class I Shares
Shares sold	155,637	256,711	9,509	7,165
Issued to shareholders in reinvestment of distributions	24,742	245,341	6,233	63,785
Shares redeemed	(924,280)	(1,388,995)	(92,500)	(255,723)
Net increase (decrease) from capital shares transactions	(743,901)	(886,943)	(76,758)	(184,773)
Class II Shares
Shares sold	14,369	15,765	2,334	3,724
Issued to shareholders in reinvestment of distributions	3,841	49,606	1,173	14,975
Shares redeemed	(109,906)	(317,988)	(22,660)	(77,562)
Net increase (decrease) from capital shares transactions	(91,696)	(252,617)	(19,153)	(58,863)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Changes in Net Assets - continued

	Large Cap Value Fund		Large Cap Growth Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/24	12/31/23	6/30/24	12/31/23

Net Assets at beginning of period	$187,890,218	$204,787,241	$198,875,493	$176,499,841
Increase (decrease) in net assets from operations:
Net investment income	2,070,904	4,383,869	252,241	654,097
Net realized gain (loss)	280,801	5,379,848	5,402,303	17,736,639
Net change in unrealized appreciation (depreciation)	(3,073,310)	(5,545,509)	10,944,234	25,409,094
Net increase (decrease) in net assets from operations	(721,605)	4,218,208	16,598,778	43,799,830
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(2,455,366)	(9,224,266)	(1,760,092)	(16,794,035)
Class II	(24,278)	(96,993)	(84,221)	(901,650)
Total distributions	(2,479,644)	(9,321,259)	(1,844,313)	(17,695,685)
Capital Stock transactions:
Class I Shares
Shares sold	1,527,749	3,126,939	1,401,958	4,206,196
Issued to shareholders in reinvestment of distributions	2,455,366	9,224,266	1,760,092	16,794,035
Shares redeemed	(13,737,194)	(23,917,394)	(15,471,079)	(22,732,394)
Net increase (decrease) from capital stock transactions.	(9,754,079)	(11,566,189)	(12,309,029)	(1,732,163)
Class II Shares
Shares sold	12,831	77,741	24,947	34,419
Issued to shareholders in reinvestment of distributions	24,278	96,993	84,221	901,650
Shares redeemed	(193,164)	(402,517)	(1,513,989)	(2,932,399)
Net increase (decrease) from capital stock transactions	(156,055)	(227,783)	(1,404,821)	(1,996,330)
Total increase (decrease) from capital stock transactions	(9,910,134)	(11,793,972)	(13,713,850)	(3,728,493)
Total increase (decrease) in net assets	(13,111,383)	(16,897,023)	1,040,615	22,375,652
Net Assets at end of period	$174,778,835	$187,890,218	$199,916,108	$198,875,493
Capital Share transactions:
Class I Shares
Shares sold	67,269	137,791	61,009	197,865
Issued to shareholders in reinvestment of distributions	110,061	408,001	75,304	787,914
Shares redeemed	(607,700)	(1,056,431)	(675,209)	(1,088,901)
Net increase (decrease) from capital shares transactions	(430,370)	(510,639)	(538,896)	(103,122)
Class II Shares
Shares sold	582	3,544	1,131	1,778
Issued to shareholders in reinvestment of distributions	1,110	4,374	3,740	43,859
Shares redeemed	(8,693)	(18,082)	(68,520)	(142,713)
Net increase (decrease) from capital shares transactions	(7,001)	(10,164)	(63,649)	(97,076)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Changes in Net Assets - continued

	Mid Cap Fund		International Stock Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/24	12/31/23	6/30/24	12/31/23

Net Assets at beginning of period	$153,760,056	$138,523,210	$20,041,947	$20,863,033
Increase (decrease) in net assets from operations:
Net investment income	100,425	98,994	106,016	146,387
Net realized gain (loss)	12,515,133	16,458,124	213,877	(1,005,524)
Net change in unrealized appreciation (depreciation)	(4,777,091)	17,607,749	30,883	3,898,762
Net increase (decrease) in net assets from operations	7,838,467	34,164,867	350,776	3,039,625
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(5,549,575)	(11,480,257)	(13,348)	(108,755)
Class II	(169,058)	(374,293)	–	(27,846)
Total distributions	(5,718,633)	(11,854,550)	(13,348)	(136,601)
Capital Stock transactions:
Class I Shares
Shares sold	1,442,864	2,907,672	124,602	231,846
Issued to shareholders in reinvestment of distributions	5,549,575	11,480,257	13,348	108,755
Shares redeemed	(15,242,332)	(20,748,695)	(1,034,664)	(2,745,483)
Net increase (decrease) from capital stock transactions	(8,249,893)	(6,360,766)	(896,714)	(2,404,882)
Class II Shares
Shares sold	21,122	29,207	31,809	36,930
Issued to shareholders in reinvestment of distributions	169,058	374,293	–	27,846
Shares redeemed	(762,418)	(1,116,205)	(471,184)	(1,384,004)
Net increase (decrease) from capital stock transactions	(572,238)	(712,705)	(439,375)	(1,319,228)
Total increase (decrease) from capital stock transactions	(8,822,131)	(7,073,471)	(1,336,089)	(3,724,110)
Total increase (decrease) in net assets	(6,702,297)	15,236,846	(998,661)	(821,086)
Net Assets at end of period	$147,057,759	$153,760,056	$19,043,286	$20,041,947
Capital Share transactions:
Class I Shares
Shares sold	75,380	166,439	11,564	22,749
Issued to shareholders in reinvestment of distributions	296,626	633,169	1,192	10,335
Shares redeemed	(796,773)	(1,205,933)	(94,667)	(269,856)
Net increase (decrease) from capital shares transactions	(424,767)	(406,325)	(81,911)	(236,772)
Class II Shares
Shares sold	1,152	1,861	2,976	3,646
Issued to shareholders in reinvestment of distributions	9,657	21,981	–	2,662
Shares redeemed	(42,124)	(67,941)	(43,525)	(136,729)
Net increase (decrease) from capital shares transactions	(31,315)	(44,099)	(40,549)	(130,421)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Changes in Net Assets - continued

	Madison Target Retirement		Madison Target Retirement
	2020 Fund		2030 Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/24	12/31/23	6/30/24	12/31/23

Net Assets at beginning of period	$15,409,894	$18,686,989	$55,774,944	$56,944,120
Increase (decrease) in net assets from operations:
Net investment income	211,977	544,390	682,179	1,706,818
Net realized gain (loss)	56,002	(515,012)	485,900	(1,571,237)
Net change in unrealized appreciation (depreciation)	(86,973)	616,393	555,330	2,998,484
Net increase (decrease) in net assets from operations	181,006	645,771	1,723,409	3,134,065
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(25,949)	(750,346)	–	(2,513,193)
Class II
Return of Capital
Class I	–	–	–	(94,061)
Total distributions	(25,949)	(750,346)	–	(2,607,254)
Capital Stock transactions:
Class I Shares
Shares sold	669,431	3,213,482	3,417,898	10,159,765
Issued to shareholders in reinvestment of distributions	25,949	750,346	–	2,607,254
Shares redeemed	(2,090,135)	(7,136,348)	(6,596,474)	(14,463,006)
Net increase (decrease) from capital stock transactions	(1,394,755)	(3,172,520)	(3,178,576)	(1,695,987)
Total increase (decrease) from capital stock transactions	(1,394,755)	(3,172,520)	(3,178,576)	(1,695,987)
Total increase (decrease) in net assets	(1,239,698)	(3,277,095)	(1,455,167)	(1,169,176)
Net Assets at end of period	$14,170,196	$15,409,894	$54,319,777	$55,774,944
Capital Share transactions:
Class I Shares
Shares sold	104,789	500,749	485,071	1,448,456
Issued to shareholders in reinvestment of distributions	4,001	117,175	–	373,912
Shares redeemed	(325,129)	(1,109,274)	(931,122)	(2,057,905)
Net increase (decrease) from capital shares transactions	(216,339)	(491,350)	(446,051)	(235,537)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Statements of Changes in Net Assets - concluded

	Madison Target Retirement		Madison Target Retirement
	2040 Fund		2050 Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/24	12/31/23	6/30/24	12/31/23

Net Assets at beginning of period	$38,064,139	$36,023,886	$32,365,350	$28,466,946
Increase (decrease) in net assets from operations:
Net investment income	420,712	1,053,742	333,492	818,503
Net realized gain (loss)	616,330	(947,027)	559,684	(635,682)
Net change in unrealized appreciation (depreciation)	909,984	2,297,615	1,133,057	2,080,994
Net increase (decrease) in net assets from operations	1,947,026	2,404,330	2,026,233	2,263,815
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	–	(1,557,349)	–	(1,351,595)
Return of Capital
Class I	–	(94,485)	–	(35,947)
Total distributions	–	(1,651,834)	–	(1,387,542)
Capital Stock transactions:
Class I Shares
Shares sold	3,717,387	5,704,269	3,016,727	5,648,806
Issued to shareholders in reinvestment of distributions	–	1,651,834	–	1,387,542
Shares redeemed	(4,220,936)	(6,068,346)	(2,780,810)	(4,014,217)
Net increase (decrease) from capital stock transactions	(503,549)	1,287,757	235,917	3,022,131
Total increase (decrease) from capital stock transactions	(503,549)	1,287,757	235,917	3,022,131
Total increase (decrease) in net assets	1,443,477	2,040,253	2,262,150	3,898,404
Net Assets at end of period	$39,507,616	$38,064,139	$34,627,500	$32,365,350
Capital Share transactions:
Class I Shares
Shares sold	562,275	888,607	259,361	506,363
Issued to shareholders in reinvestment of distributions	–	258,000	–	124,218
Shares redeemed	(636,474)	(944,775)	(239,163)	(358,019)
Net increase (decrease) from capital shares transactions	(74,199)	201,832	20,198	272,562

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
CLASS I
Net Asset Value at beginning of period	$9.07		$8.61	$10.40	$10.33	$10.13	$9.21
Income from Investment Operations:
Net investment income	0.29		0.26	0.18	0.23	0.12	0.20 [1]
Net realized and unrealized gain (loss) on investments	(0.06)		0.46	(1.54)	0.15	0.83	1.00
Total from investment operations	0.23		0.72	(1.36)	0.38	0.95	1.20
Less Distributions From:
Net investment income	(0.06)		(0.26)	(0.18)	(0.21)	(0.22)	(0.19)
Capital gains	–		–	(0.25)	(0.10)	(0.41)	(0.09)
Return of Capital	–		–	–	–	(0.12)	–
Total distributions	(0.06)		(0.26)	(0.43)	(0.31)	(0.75)	(0.28)
Net increase (decrease) in net asset value	0.17		0.46	(1.79)	0.07	0.20	0.92
Net Asset Value at end of period	$9.24		$9.07	$8.61	$10.40	$10.33	$10.13
Total Return (%)[2]	2.54	[3]	8.33	(13.17)	3.59	9.46	12.97
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$41,579		$101,017	$102,727	$134,456	$146,016	$109,012
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.33	[4]	0.32	0.33	0.32	0.32	0.32
After waiver of expenses by Adviser (%)	0.33	[4]	0.32	0.29	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	2.72	[4]	2.77	1.74	2.04	1.56	2.15
Portfolio turnover (%)[5]	28	[3]	49	64	50	73	57

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
CLASS II
Net Asset Value at beginning of period	$9.12		$8.65	$10.42	$10.36	$10.14	$9.22
Income from Investment Operations:
Net investment income	0.12		0.21	0.13	0.19	0.13	0.17 [1]
Net realized and unrealized gain (loss) on investments	0.10		0.48	(1.51)	0.15	0.80	1.00
Total from investment operations	0.22		0.69	(1.38)	0.34	0.93	1.17
Less Distributions From:
Net investment income	(0.05)		(0.22)	(0.14)	(0.18)	(0.18)	(0.16)
Capital gains	–		–	(0.25)	(0.10)	(0.41)	(0.09)
Return of Capital	–		–	–	–	(0.12)	–
Total distributions	(0.05)		(0.22)	(0.39)	(0.28)	(0.71)	(0.25)
Net increase (decrease) in net asset value	0.17		0.47	(1.77)	0.06	0.22	0.92
Net Asset Value at end of period	$9.29		$9.12	$8.65	$10.42	$10.36	$10.14
Total Return (%)[2]	2.41	[3]	8.06	(13.38)	3.33	9.18	12.69
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$9,034		$10,057	$12,679	$17,373	$19,406	$21,984
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.58	[4]	0.57	0.58	0.57	0.57	0.57
After waiver of expenses by Adviser (%)	0.58	[4]	0.57	0.54	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	2.70	[4]	2.46	1.48	1.79	1.30	1.86
Portfolio turnover (%)[5]	28	[3]	49	64	50	73	57

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MODERATE ALLOCATION FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended 6/30/24		2023	2022	2021	2020	2019
CLASS I
Net Asset Value at beginning of period	$8.79		$8.13	$10.29	$10.09	$10.31	$9.20
Income from Investment Operations:
Net investment income	0.11		0.22	0.15	0.28	0.15	0.22 [1]
Net realized and unrealized gain (loss) on investments	0.28		0.67	(1.53)	0.46	0.89	1.30
Total from investment operations	0.39		0.89	(1.38)	0.74	1.04	1.52
Less Distributions From:
Net investment income	(0.02)		(0.22)	(0.16)	(0.26)	(0.17)	(0.23)
Capital gains	–		(0.01)	(0.62)	(0.28)	(0.78)	(0.18)
Return of Capital .	–		–	–	–	(0.31)	–
Total distributions	(0.02)		(0.23)	(0.78)	(0.54)	(1.26)	(0.41)
Net increase (decrease) in net asset value	0.37		0.66	(2.16)	0.20	(0.22)	1.11
Net Asset Value at end of period	$9.16		$8.79	$8.13	$10.29	$10.09	$10.31
Total Return (%)[2]	4.54	[3]	10.82	(13.54)	7.40	10.06	16.56
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$101,840		$103,239	$107,664	$146,647	$161,944	$171,065
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.33	0.32	0.32	0.32
After waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.29	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	2.50	[4]	2.38	1.58	2.37	1.32	1.87
Portfolio turnover (%)[5]	32	[3]	57	64	59	79	62

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
CLASS II
Net Asset Value at beginning of period	$8.82		$8.16	$10.31	$10.10	$10.31	$9.19
Income from Investment Operations:
Net investment income	0.07		0.13	0.09	0.21	0.11	0.15 [1]
Net realized and unrealized gain (loss) on investments	0.32		0.73	(1.49)	0.51	0.90	1.34
Total from investment operations	0.39		0.86	(1.40)	0.72	1.01	1.49
Less Distributions From:
Net investment income	(0.01)		(0.19)	(0.13)	(0.23)	(0.13)	(0.19)
Capital gains	–		(0.01)	(0.62)	(0.28)	(0.78)	(0.18)
Return of Capital	–		–	–	–	(0.31)	–
Total distributions	(0.01)		(0.20)	(0.75)	(0.51)	(1.22)	(0.37)
Net increase (decrease) in net asset value	0.38		0.66	(2.15)	0.21	(0.21)	1.12
Net Asset Value at end of period	$9.20		$8.82	$8.16	$10.31	$10.10	$10.31
Total Return (%)[2]	4.41	[3]	10.54	(13.76)	7.13	9.78	16.27
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$9,544		$9,958	$11,241	$16,166	$18,046	$18,790
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.58	0.57	0.57	0.57
After waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.54	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	2.24	[4]	2.11	1.32	2.17	1.07	1.62
Portfolio turnover (%)[5]	32	[3]	57	64	59	79	62

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

AGGRESSIVE ALLOCATION FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023		2022	2021	2020	2019
CLASS I
Net Asset Value at beginning of period	$7.77		$7.04		$9.08	$8.76	$9.09	$7.97
Income from Investment Operations:
Net investment income	0.09		0.18		0.13	0.28	0.12	0.16 [1]
Net realized and unrealized gain (loss) on investments	0.38		0.73		(1.39)	0.61	0.79	1.40
Total from investment operations	0.47		0.91		(1.26)	0.89	0.91	1.56
Less Distributions From:
Net investment income	(0.02)		(0.18)		(0.14)	(0.26)	(0.13)	(0.15)
Capital gains	–		(0.00	)2	(0.64)	(0.31)	(0.72)	(0.29)
Return of Capital	–		–		–	–	(0.39)	–
Total distributions	(0.02)		(0.18)		(0.78)	(0.57)	(1.24)	(0.44)
Net increase (decrease) in net asset value	0.45		0.73		(2.04)	0.32	(0.33)	1.12
Net Asset Value at end of period	$8.22		$7.77		$7.04	$9.08	$8.76	$9.09
Total Return (%)[3]	6.14	[4]	12.88		(14.35)	10.18	10.08	19.69
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$40,545		$38,443		$39,149	$52,574	$54,472	$61,127
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[5]	0.32		0.33	0.32	0.32	0.32
After waiver of expenses by Adviser (%)	0.32	[5]	0.32		0.29	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	2.25	[5]	2.14		1.50	2.74	1.14	1.71
Portfolio turnover (%)[6]	36	[4]	64		70	71	93	78

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023		2022	2021	2020	2019
CLASS II
Net Asset Value at beginning of period	$7.76		$7.02		$9.06	$8.74	$9.06	$7.94
Income from Investment Operations:
Net investment income	0.08		0.14		0.10	0.22	0.08	0.13 [1]
Net realized and unrealized gain (loss) on investments	0.39		0.75		(1.39)	0.64	0.80	1.41
Total from investment operations	0.47		0.89		(1.29)	0.86	0.88	1.54
Less Distributions From:
Net investment income	(0.01)		(0.15)		(0.11)	(0.23)	(0.09)	(0.13)
Capital gains	–		(0.00	)2	(0.64)	(0.31)	(0.72)	(0.29)
Return of Capital	–		–		–	–	(0.39)	–
Total distributions	(0.01)		(0.15)		(0.75)	(0.54)	(1.20)	(0.42)
Net increase (decrease) in net asset value	0.46		0.74		(2.04)	0.32	(0.32)	1.12
Net Asset Value at end of period	$8.22		$7.76		$7.02	$9.06	$8.74	$9.06
Total Return (%)[3]	6.01	[4]	12.60		(14.57)	9.90	9.81	19.39
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$477		$472		$614	$799	$1,095	$1,272
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[5]	0.57		0.58	0.57	0.57	0.57
After waiver of expenses by Adviser (%)	0.57	[5]	0.57		0.54	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	1.97	[5]	1.84		1.27	2.42	0.90	1.41
Portfolio turnover (%)[6]	36	[4]	64		70	71	93	78

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $(0.005) per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

DIVERSIFIED INCOME FUND

	(unaudited)
	Six-Months	Year Ended December 31,
	Ended
	6/30/24	2023	2022	2021	2020	2019
CLASS I
Net Asset Value at beginning of period	$14.09	$16.09	$19.65	$19.47	$19.11	$17.26
Income from Investment Operations:
Net investment income	0.62	0.45	0.41	0.36	0.40	0.43 [1]
Net realized and unrealized gain (loss) on investments	(0.46)	0.14	(1.89)	2.53	1.04	2.96
Total from investment operations	0.16	0.59	(1.48)	2.89	1.44	3.39
Less Distributions From:
Net investment income	(0.10)	(0.44)	(0.41)	(0.39)	(0.41)	(0.40)
Capital gains	(0.23)	(2.15)	(1.67)	(2.32)	(0.67)	(1.14)
Total distributions	(0.33)	(2.59)	(2.08)	(2.71)	(1.08)	(1.54)
Net increase (decrease) in net asset value	(0.17)	(2.00)	(3.56)	0.18	0.36	1.85
Net Asset Value at end of period	$13.92	$14.09	$16.09	$19.65	$19.47	$19.11
Total Return (%)[2]	1.19 [3]	3.77	(7.64)	14.92	7.77	19.68
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$136,129	$150,186	$166,136	$200,806	$195,463	$206,780
Ratios of expenses to average net assets (%)	0.27 [4]	0.54	0.73	0.72	0.72	0.72
Ratio of net investment income to average net assets (%)	8.26 [4]	2.72	2.18	1.64	2.04	2.10
Portfolio turnover (%)[5]	2 [3]	118	32	34	31	28

	(unaudited)
	Six-Months	Year Ended December 31,
	Ended
	6/30/24	2023	2022	2021	2020	2019
CLASS II
Net Asset Value at beginning of period	$13.84	$15.85	$19.39	$19.27	$18.92	$17.12
Net investment income	0.52	0.42	0.37	0.32	0.27	0.34 [1]
Net realized and unrealized gain (loss) on investments	(0.37)	0.12	(1.88)	2.48	1.12	2.97
Total from investment operations	0.15	0.54	(1.51)	2.80	1.39	3.31
Less Distributions From:
Net investment income	(0.08)	(0.40)	(0.36)	(0.36)	(0.37)	(0.37)
Capital gains	(0.23)	(2.15)	(1.67)	(2.32)	(0.67)	(1.14)
Total distributions	(0.31)	(2.55)	(2.03)	(2.68)	(1.04)	(1.51)
Net increase (decrease) in net asset value	(0.16)	(2.01)	(3.54)	0.12	0.35	1.80
Net Asset Value at end of period	$13.68	$13.84	$15.85	$19.39	$19.27	$18.92
Total Return (%)[2]	1.06 [3]	3.51	(7.87)	14.64	7.50	19.38
Net Assets at end of period (in 000s)	$19,676	$21,959	$25,053	$29,739	$29,102	$33,801
Ratios of expenses to average net assets (%)	0.52 [4]	0.79	0.98	0.97	0.97	0.97
Ratio of net investment income to average net assets (%)	8.01 [4]	2.46	1.93	1.39	1.79	1.85
Portfolio turnover (%)[5]	2 [3]	118	32	34	31	28

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

CORE BOND FUND

	(unaudited)
	Six-Months	Year Ended December 31,
	Ended
	6/30/24	2023	2022	2021	2020	2019
CLASS I
Net Asset Value at beginning of period	$8.41	$8.20	$9.74	$10.30	$9.89	$9.39
Income from Investment Operations:
Net investment income	0.18	0.26	0.23	0.20	0.26	0.31 [1]
Net realized and unrealized gain (loss) on investments	(0.21)	0.23	(1.50)	(0.37)	0.62	0.48
Total from investment operations	(0.03)	0.49	(1.27)	(0.17)	0.88	0.79
Less Distributions From:
Net investment income	(0.03)	(0.28)	(0.23)	(0.23)	(0.28)	(0.28)
Capital gains	–	–	(0.04)	(0.16)	(0.19)	(0.01)
Total distributions	(0.03)	(0.28)	(0.27)	(0.39)	(0.47)	(0.29)
Net increase (decrease) in net asset value	(0.06)	0.21	(1.54)	(0.56)	0.41	0.50
Net Asset Value at end of period	$8.35	$8.41	$8.20	$9.74	$10.30	$9.89
Total Return (%)[2]	(0.34)[3]	6.16	(13.17)	(1.58)	8.97	8.36
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$54,989	$61,642	$67,311	$85,758	$92,471	$95,679
Ratios of expenses to average net assets (%)	0.57 [4]	0.57	0.58	0.57	0.57	0.57
Ratio of net investment income to average net assets (%)	3.54 [4]	3.18	2.40	1.97	2.23	2.67
Portfolio turnover (%)[5]	10 [3]	25	27	34	44	26

	(unaudited)
	Six-Months	Year Ended December 31,
	Ended
	6/30/24	2023	2022	2021	2020	2019
CLASS II
Net Asset Value at beginning of period	$8.36	$8.15	$9.69	$10.25	$9.84	$9.36
Net investment income	0.07	0.24	0.12	0.07	0.11	0.17 [1]
Net realized and unrealized gain (loss) on investments	(0.11)	0.23	(1.41)	(0.25)	0.74	0.58
Total from investment operations	(0.04)	0.47	(1.29)	(0.18)	0.85	0.75
Less Distributions From:
Net investment income	(0.02)	(0.26)	(0.21)	(0.22)	(0.25)	(0.26)
Capital gains	–	–	(0.04)	(0.16)	(0.19)	(0.01)
Total distributions	(0.02)	(0.26)	(0.25)	(0.38)	(0.44)	(0.27)
Net increase (decrease) in net asset value	(0.06)	0.21	(1.54)	(0.56)	0.41	0.48
Net Asset Value at end of period	$8.30	$8.36	$8.15	$9.69	$10.25	$9.84
Total Return (%)[2]	(0.46)[3]	5.89	(13.38)	(1.83)	8.70	8.09
Net Assets at end of period (in 000s)	$12,472	$13,329	$15,043	$19,379	$23,721	$26,855
Ratios of expenses to average net assets (%)	0.82 [4]	0.82	0.83	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	3.29 [4]	2.93	2.15	1.72	1.98	2.43
Portfolio turnover (%)[5]	10 [3]	25	27	34	44	26

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

HIGH INCOME FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
CLASS I
Net Asset Value at beginning of period	$7.36		$7.09	$8.22	$8.24	$8.17	$7.91
Income from Investment Operations:
Net investment income	0.20		0.34	0.40	0.38	0.46	0.49	[1]
Net realized and unrealized gain (loss) on investments	(0.05)		0.31	(1.16)	(0.04)	0.03	0.19
Total from investment operations	0.15		0.65	(0.76)	0.34	0.49	0.68
Less Distributions From:
Net investment income	(0.04)		(0.38)	(0.37)	(0.36)	(0.42)	(0.42)
Total distributions	(0.04)		–	–	–	–	–
Net increase (decrease) in net asset value	0.11		0.27	(1.13)	(0.02)	0.07	0.26
Net Asset Value at end of period	$7.47		$7.36	$7.09	$8.22	$8.24	$8.17
Total Return (%)[2]	2.02	[3]	9.27	(9.45)	4.24	5.98	8.64
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$8,863		$9,298	$10,264	$13,032	$13,989	$15,658
Ratios of expenses to average net assets (%)	0.77	[4]	0.77	0.78	0.77	0.77	0.77
Ratio of net investment income to average net assets (%)	4.52	[4]	4.63	4.57	4.14	4.77	4.96
Portfolio turnover (%)[5]	5	[3]	16	4	50	55	17

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
CLASS II
Net Asset Value at beginning of period	$7.36		$7.08	$8.22	$8.25	$8.18	$7.92
Income from Investment Operations:
Net investment income	0.05		0.32	0.20	0.25	0.26	0.31	[1]
Net realized and unrealized gain (loss) on investments	0.08		0.32	(0.99)	0.07	0.21	0.35
Total from investment operations	0.13		0.64	(0.79)	0.32	0.47	0.66
Less Distributions From:
Net investment income	(0.03)		(0.36)	(0.35)	(0.35)	(0.40)	(0.40)
Total distributions	(0.03)		–	–	–	–	–
Net increase (decrease) in net asset value	0.10		0.28	(1.14)	(0.03)	0.07	0.26
Net Asset Value at end of period	$7.46		$7.36	$7.08	$8.22	$8.25	$8.18
Total Return (%)[2]	1.89	[3]	9.00	(9.68)	3.98	5.71	8.36
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$2,170		$2,279	$2,612	$3,403	$3,693	$4,181
Ratios of expenses to average net assets (%)	1.02	[4]	1.02	1.03	1.02	1.02	1.02
Ratio of net investment income to average net assets (%)	4.27	[4]	4.38	4.32	3.89	4.52	4.71
Portfolio turnover (%)[5]	5	[3]	16	4	50	55	17

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP VALUE FUND

	(unaudited)
	Six-Months	Year Ended December 31,
	Ended
	6/30/24	2023	2022	2021	2020	2019
CLASS I
Net Asset Value at beginning of period	$22.77	$23.35	$27.33	$23.34	$25.08	$21.85
Income from Investment Operations:
Net investment income	0.27	0.55	0.63	0.49	0.40	0.41 [1]
Net realized and unrealized gain (loss) on investments	(0.35)	0.03	(1.96)	4.71	(1.46)	5.01
Total from investment operations	(0.08)	0.58	(1.33)	5.20	(1.06)	5.42
Less Distributions From:
Net investment income	(0.03)	(0.58)	(0.61)	(0.49)	(0.38)	(0.37)
Capital gains	(0.29)	(0.58)	(2.04)	(0.72)	(0.30)	(1.82)
Total distributions	(0.32)	(1.16)	(2.65)	(1.21)	(0.68)	(2.19)
Net increase (decrease) in net asset value	(0.40)	(0.58)	(3.98)	3.99	(1.74)	3.23
Net Asset Value at end of period	$22.37	$22.77	$23.35	$27.33	$23.34	$25.08
Total Return (%)[2]	(0.36)[3]	2.56	(4.91)	22.36	(3.99)	24.93
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$172,958	$185,880	$202,492	$239,621	$220,518	$256,775
Ratios of expenses to average net assets (%)	0.62 [4]	0.62	0.63	0.62	0.62	0.62
Ratio of net investment income to average net assets (%)	2.29 [4]	2.30	2.33	1.78	1.74	1.49
Portfolio turnover (%)[5]	17 [3]	28	29	32	87	76

	(unaudited)
	Six-Months	Year Ended December 31,
	Ended
	6/30/24	2023	2022	2021	2020	2019
CLASS II
Net Asset Value at beginning of period	$22.33	$22.91	$26.87	$22.99	$24.72	$21.56
Income from Investment Operations:
Net investment income	0.13	0.37	0.42	0.24	0.23	0.30 [1]
Net realized and unrealized gain (loss) on investments	(0.25)	0.15	(1.80)	4.81	(1.33)	4.98
Total from investment operations	(0.12)	0.52	(1.38)	5.05	(1.10)	5.28
Less Distributions From:
Net investment income	(0.00)[6]	(0.52)	(0.54)	(0.45)	(0.33)	(0.30)
Capital gains	(0.29)	(0.58)	(2.04)	(0.72)	(0.30)	(1.82)
Total distributions	(0.29)	(1.10)	(2.58)	(1.17)	(0.63)	(2.12)
Net increase (decrease) in net asset value	(0.41)	(0.58)	(3.96)	3.88	(1.73)	3.16
Net Asset Value at end of period	$21.92	$22.33	$22.91	$26.87	$22.99	$24.72
Total Return (%)[2]	(0.49)[3]	2.31	(5.14)	22.05	(4.23)	24.61
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$1,820	$2,010	$2,296	$3,128	$3,388	$4,284
Ratios of expenses to average net assets (%)	0.87 [4]	0.87	0.87	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	2.04 [4]	2.04	2.06	1.52	1.48	1.24
Portfolio turnover (%)[5]	17 [3]	28	29	32	87	76

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $ (0.005) per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP GROWTH FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
CLASS I
Net Asset Value at beginning of period	$21.63		$18.79	$23.42	$21.11	$20.17	$17.19
Income from Investment Operations:
Net investment income	0.04		0.07	0.07	0.10	0.09	0.12 [1]
Net realized and unrealized gain (loss) on investments	1.81		4.84	(3.21)	4.68	2.61	5.20
Total from investment operations	1.85		4.91	(3.14)	4.78	2.70	5.32
Less Distributions From:
Net investment income	(0.01)		(0.07)	(0.08)	(0.08)	(0.09)	(0.12)
Capital gains	(0.21)		(2.00)	(1.41)	(2.39)	(1.67)	(2.22)
Total distributions	(0.22)		(2.07)	(1.49)	(2.47)	(1.76)	(2.34)
Net increase (decrease) in net asset value	1.63		2.84	(4.63)	2.31	0.94	2.98
Net Asset Value at end of period	$23.26		$21.63	$18.79	$23.42	$21.11	$20.17
Total Return (%)[2]	8.54	[3]	26.38	(13.45)	22.96	13.94	31.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$190,804		$189,065	$166,176	$213,648	$198,560	$197,776
Ratios of expenses to average net assets (%)	0.82	[4]	0.82	0.83	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	0.26	[4]	0.36	0.30	0.40	0.43	0.52
Portfolio turnover (%)[5]	4	[3]	13	12	16	29	18

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
CLASS II
Net Asset Value at beginning of period	$20.86		$18.19	$22.73	$20.57	$19.71	$16.85
Income from Investment Operations:
Net investment income (loss)	(0.11)		(0.09)	(0.05)	(0.04)	(0.01)	0.02 [1]
Net realized and unrealized gain (loss) on investments	1.87		4.80	(3.05)	4.64	2.59	5.14
Total from investment operations	1.76		4.71	(3.10)	4.60	2.58	5.16
Less Distributions From:
Net investment income	(0.00)[6]		(0.04)	(0.03)	(0.05)	(0.05)	(0.08)
Capital gains	(0.21)		(2.00)	(1.41)	(2.39)	(1.67)	(2.22)
Total distributions	(0.21)		(2.04)	(1.44)	(2.44)	(1.72)	(2.30)
Net increase (decrease) in net asset value	1.55		2.67	(4.54)	2.16	0.86	2.86
Net Asset Value at end of period	$22.41		$20.86	$18.19	$22.73	$20.57	$19.71
Total Return (%)[2]	8.41	[3]	26.07	(13.67)	22.66	13.65	30.80
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$9,112		$9,811	$10,324	$14,667	$15,900	$17,569
Ratios of expenses to average net assets (%)	1.07	[4]	1.07	1.08	1.07	1.07	1.07
Ratio of net investment income to average net assets (%)	0.01	[4]	0.09	0.04	0.17	0.19	0.27
Portfolio turnover (%)[5]	4	[3]	13	12	16	29	18

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $(0.005) per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MID CAP FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
CLASS I
Net Asset Value at beginning of period	$18.47		$15.79	$19.99	$17.97	$18.38	$15.19
Income from Investment Operations:
Net investment income (loss)	0.02		0.02	(0.02)	0.01	(0.01)	(0.03)[1]
Net realized and unrealized gain (loss) on investments	0.94		4.18	(2.61)	4.62	1.66	5.22
Total from investment operations	0.96		4.20	(2.63)	4.63	1.65	5.19
Less Distributions From:
Net investment income	–		(0.03)	–	–	–	–
Capital gains	(0.75)		(1.49)	(1.57)	(2.61)	(2.06)	(2.00)
Total distributions	(0.75)		(1.52)	(1.57)	(2.61)	(2.06)	(2.00)
Net increase (decrease) in net asset value	0.21		2.68	(4.20)	2.02	(0.41)	3.19
Net Asset Value at end of period	$18.68		$18.47	$15.79	$19.99	$17.97	$18.38
Total Return (%)[2]	5.22	[3]	26.85	(13.17)	26.39	9.69	34.27
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$142,992		$149,182	$133,928	$176,437	$164,068	$167,094
Ratios of expenses to average net assets (%)	0.92	[4]	0.92	0.93	0.92	0.92	0.92
Ratio of net investment income (loss) to average net assets (%)	0.14	[4]	0.08	(0.15)	0.06	(0.07)	(0.18)
Portfolio turnover (%)[5]	6	[3]	13	17	25	24	16

	(unaudited)
	Six-Months	Year Ended December 31,
	Ended
	6/30/24	2023	2022	2021	2020	2019
CLASS II
Net Asset Value at beginning of period	$17.35	$14.92	$19.04	$17.26	$17.77	$14.77
Income from Investment Operations:
Net investment loss	(0.14)	(0.17)	(0.14)	(0.14)	(0.10)	(0.14)[1]
Net realized and unrealized gain (loss) on investments	1.02	4.09	(2.41)	4.53	1.65	5.14
Total from investment operations	0.88	3.92	(2.55)	4.39	1.55	5.00
Less Distributions From:
Net investment income	–	(0.00)[6]	–	–	–	–
Capital gains	(0.75)	(1.49)	(1.57)	(2.61)	(2.06)	(2.00)
Total distributions	(0.75)	(1.49)	(1.57)	(2.61)	(2.06)	(2.00)
Net increase (decrease) in net asset value	0.13	2.43	(4.12)	1.78	(0.51)	3.00
Net Asset Value at end of period	$17.48	$17.35	$14.92	$19.04	$17.26	$17.77
Total Return (%)[2]	5.09 [3]	26.53	(13.39)	26.08	9.41	33.93
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$4,066	$4,578	$4,595	$6,487	$7,069	$8,070
Ratios of expenses to average net assets (%)	1.17 [4]	1.17	1.18	1.17	1.17	1.17
Ratio of net investment loss to average net assets (%)	(0.11)[4]	(0.18)	(0.41)	(0.17)	(0.31)	(0.43)
Portfolio turnover (%)[5]	6 [3]	13	17	25	24	16

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $(0.005) per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

INTERNATIONAL STOCK FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
CLASS I
Net Asset Value at beginning of period	$10.79		$9.38	$11.59	$12.67	$11.80	$9.93
Income from Investment Operations:
Net investment income	0.08		0.12	0.08	0.14	0.12	0.23 [1]
Net realized and unrealized gain (loss) on investments	0.11		1.37	(2.14)	(0.32)	0.86	1.84
Total from investment operations	0.19		1.49	(2.06)	(0.18)	0.98	2.07
Less Distributions From:
Net investment income	(0.01)		(0.08)	(0.07)	(0.12)	(0.11)	(0.20)
Capital gains	–		–	(0.08)	(0.78)	–	–
Total distributions	(0.01)		(0.08)	(0.15)	(0.90)	(0.11)	(0.20)
Net increase (decrease) in net asset value	0.18		1.41	(2.21)	(1.08)	0.87	1.87
Net Asset Value at end of period	$10.97		$10.79	$9.38	$11.59	$12.67	$11.80
Total Return (%)[2]	1.80	[3]	15.87	(17.70)	(1.34)	8.36	20.81
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$14,276		$14,919	$15,193	$19,330	$21,852	$22,721
Ratios of expenses to average net assets (%)	1.17	[4]	1.17	1.18	1.17	1.17	1.17
Ratio of net investment income to average net assets (%)	1.15	[4]	0.77	0.73	1.01	0.88	1.83
Portfolio turnover (%)[5]	11	[3]	22	22	130	33	31

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
CLASS II
Net Asset Value at beginning of period	$10.70		$9.31	$11.50	$12.59	$11.73	$9.88
Net investment income (loss)	(0.01)		(0.07)	0.04	0.04	0.01	0.15 [1]
Net realized and unrealized gain (loss) on investments	0.19		1.52	(2.10)	(0.25)	0.93	1.88
Total from investment operations	0.18		1.45	(2.06)	(0.21)	0.94	2.03
Less Distributions From:
Net investment income	–		(0.06)	(0.05)	(0.10)	(0.08)	(0.18)
Capital gains	–		–	(0.08)	(0.78)	–	–
Total distributions	–		(0.06)	(0.13)	(0.88)	(0.08)	(0.18)
Net increase (decrease) in net asset value	0.18		1.39	(2.19)	(1.09)	0.86	1.85
Net Asset Value at end of period	$10.88		$10.70	$9.31	$11.50	$12.59	$11.73
Total Return (%)[2]	1.68	[3]	15.58	(17.90)	(1.58)	8.09	20.51
Net Assets at end of period (in 000s)	$4,768		$5,123	$5,670	$7,126	$8,919	$9,691
Ratios of expenses to average net assets (%)	1.42	[4]	1.42	1.43	1.42	1.42	1.42
Ratio of net investment income to average net assets (%)	0.89	[4]	0.54	0.47	0.79	0.63	1.60
Portfolio turnover (%)[5]	11	[3]	22	22	130	33	31

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2020 FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$6.41		$6.45	$7.60	$7.87	$7.83	$7.38
Income from Investment Operations:
Net investment income	0.09		0.24	0.17	0.13	0.09	0.16 [1]
Net realized and unrealized gain (loss) on investments	(0.01)		0.03	(1.15)	(0.02)	0.60	0.70
Total from investment operations	0.08		0.27	(0.98)	0.11	0.69	0.86
Less Distributions From:
Net investment income	(0.01)		(0.31)	(0.11)	(0.10)	(0.13)	(0.14)
Capital gains	–		–	(0.06)	(0.28)	(0.52)	(0.27)
Total distributions	(0.01)		(0.31)	(0.17)	(0.38)	(0.65)	(0.41)
Net increase (decrease) in net asset value	0.07		(0.04)	(1.15)	(0.27)	0.04	0.45
Net Asset Value at end of period	$6.48		$6.41	$6.45	$7.60	$7.87	$7.83
Total Return (%)[2]	1.23	[3]	4.17	(13.00)	1.45	8.80	11.76
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$14,170		$15,410	$18,687	$27,014	$35,685	$35,602
Ratios of expenses to average net assets:	0.31	[4]	0.30	0.31	0.31	0.30	0.30
Ratio of net investment income to average net assets (%)	2.85	[4]	3.16	2.17	1.54	1.14	2.00
Portfolio turnover (%)[5]	20	[3]	231	305	210	318	276

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2030 FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$7.01		$6.95	$8.15	$8.18	$7.89	$7.34
Income from Investment Operations:
Net investment income	0.09		0.22	0.19	0.29	0.09	0.16 [1]
Net realized and unrealized gain (loss) on investments	0.13		0.17	(1.14)	0.29	0.82	1.08
Total from investment operations	0.22		0.39	(0.95)	0.58	0.91	1.24
Less Distributions From:
Net investment income	–		(0.32)	(0.18)	(0.20)	(0.12)	(0.14)
Capital gains	–		–	(0.07)	(0.41)	(0.50)	(0.55)
Return of Capital	–		(0.01)	–	–	–	–
Total distributions	–		(0.33)	(0.25)	(0.61)	(0.62)	(0.69)
Net increase (decrease) in net asset value	0.22		0.06	(1.20)	(0.03)	0.29	0.55
Net Asset Value at end of period	$7.23		$7.01	$6.95	$8.15	$8.18	$7.89
Total Return (%)[2]	3.17	[3]	5.72	(11.79)	7.20	11.77	17.10
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$54,320		$55,775	$56,944	$71,328	$70,125	$62,469
Ratios of expenses to average net assets:	0.31	[4]	0.30	0.31	0.31	0.30	0.30
Ratio of net investment income to average net assets (%)	2.49	[4]	3.03	2.38	3.40	1.09	1.97
Portfolio turnover (%)[5]	22	[3]	220	303	215	372	244

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2040 FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023		2022	2021	2020	2019
Net Asset Value at beginning of period	$6.46		$6.33		$7.49	$7.52	$7.21	$6.66
Income from Investment Operations:
Net investment income	0.07		0.19		0.18	0.31	0.08	0.15 [1]
Net realized and unrealized gain (loss) on investments	0.26		0.23		(1.01)	0.36	0.81	1.09
Total from investment operations	0.33		0.42		(0.83)	0.67	0.89	1.24
Less Distributions From:
Net investment income	–		(0.27)		(0.17)	(0.21)	(0.10)	(0.14)
Capital gains	–		(0.00	)2	(0.16)	(0.49)	(0.48)	(0.55)
Return of Capital	–		(0.02)		–	–	–	–
Total distributions	–		(0.29)		(0.33)	(0.70)	(0.58)	(0.69)
Net increase (decrease) in net asset value	0.33		0.13		(1.16)	(0.03)	0.31	0.55
Net Asset Value at end of period	$6.79		$6.46		$6.33	$7.49	$7.52	$7.21
Total Return (%)[3]	5.12	[4]	6.70		(11.35)	8.91	12.51	18.86
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$39,508		$38,064		$36,024	$40,984	$41,990	$37,060
Ratios of expenses to average net assets:	0.30	[5]	0.30		0.31	0.31	0.30	0.30
Ratio of net investment income to average net assets (%)	2.16	[5]	2.84		2.57	3.71	1.08	1.94
Portfolio turnover (%)[6]	24	[4]	210		309	209	367	258

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $(0.005) per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - concluded

MADISON TARGET RETIREMENT 2050 FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$11.32		$11.01	$13.21	$13.00	$12.37	$12.03
Income from Investment Operations:
Net investment income	0.12		0.29	0.33	0.57	0.13	0.26 [1]
Net realized and unrealized gain (loss) on investments	0.59		0.53	(1.76)	0.74	1.43	2.10
Total from investment operations	0.71		0.82	(1.43)	1.31	1.56	2.36
Less Distributions From:
Net investment income	–		(0.48)	(0.33)	(0.38)	(0.18)	(0.22)
Capital gains	–		(0.02)	(0.44)	(0.72)	(0.75)	(1.80)
Return of Capital	–		(0.01)	–	–	–	–
Total distributions	–		(0.51)	(0.77)	(1.10)	(0.93)	(2.02)
Net increase (decrease) in net asset value	0.71		0.31	(2.20)	0.21	0.63	0.34
Net Asset Value at end of period	$12.03		$11.32	$11.01	$13.21	$13.00	$12.37
Total Return (%)[2]	6.24	[3]	7.60	(11.04)	10.22	12.80	20.55
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$34,628		$32,365	$28,467	$34,283	$30,437	$24,850
Ratios of expenses to average net assets:	0.30	[4]	0.30	0.31	0.30	0.30	0.30
Ratio of net investment income to average net assets (%)	1.99	[4]	2.71	2.63	4.34	1.07	1.95
Portfolio turnover (%)[5]	23	[3]	226	329	228	390	292

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2024

Notes to Financial Statements

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is a series trust with 14 investment portfolios (individually, a “Fund,” and collectively, the “Funds”), each with different investment objectives and policies. The Funds are the Core Bond Fund, High Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and International Stock Fund (collectively, the “Core Funds”), the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund and Diversified Income Fund (collectively, the “Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”). Madison Asset Management, LLC (the “Investment Adviser” or “Madison”) serves as the Funds’ investment adviser.

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All Funds except the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer Class I shares. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of Fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates. The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CMFG Life Insurance Company. The Trust does not offer shares directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”),Global Depositary Receipts (“GDRs”) and exchange-traded Funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services

Ultra Series Fund | June 30, 2024

Notes to Financial Statements (unaudited) - continued

may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Ultra Series Fund | June 30, 2024

Notes to Financial Statements (unaudited) - continued

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. Fixed income securities either newly issued or not being priced for various reasons by one of our approved pricing sources may also be fair valued. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Recently Issued Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Trust has evaluated the ASU and has determined that there is no impact to the Funds’ financial statements.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Ultra Series Fund | June 30, 2024

Notes to Financial Statements (unaudited) - continued

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2024, none of the Funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments.” For the period ended, June 30, 2024, the International Stock Fund had net realized losses of $(522) related to foreign currency transactions. As of June 30, 2024, none of the Funds had open foreign currency transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts

Ultra Series Fund | June 30, 2024

Notes to Financial Statements (unaudited) - continued

are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2024, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At June 30, 2024, there were no illiquid securities held in the Funds.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when- issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund may segregate cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2024, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

Each Fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular

Ultra Series Fund | June 30, 2024

Notes to Financial Statements (unaudited) - continued

valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2024, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2024, in valuing the Funds’ investments carried at fair value:

Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/24
Conservative Allocation
Exchange Traded Funds	$25,127,639	$—	$—	$25,127,639
Investment Companies	24,612,670	—	—	24,612,670
Short-Term Investments	3,117,271	—	—	3,117,271
	52,857,580	—	—	52,857,580
Moderate Allocation
Exchange Traded Funds	60,901,931	—	—	60,901,931
Investment Companies	47,822,424	—	—	47,822,424
Short-Term Investments	3,001,335	—	—	3,001,335
	111,725,690	—	—	111,725,690
Aggressive Allocation
Exchange Traded Funds	23,932,833	—	—	$23,932,833
Investment Companies	15,011,968	—	—	15,011,968
Short-Term Investments	2,275,532	—	—	2,275,532
	41,220,333	—	—	41,220,333

Ultra Series Fund | June 30, 2024

Notes to Financial Statements (unaudited) - continued

Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/24
Diversified Income
Exchange Traded Funds	152,769,343	—	—	152,769,343
Asset Backed Securities	$—	$10,369	$—	$10,369
Collateralized Mortgage Obligations	—	522	—	522
Mortgage Backed Securities	—	25,958	—	25,958
Short-Term Investments	3,110,209	—	—	3,110,209
	155,879,552	36,849	—	155,916,401
Core Bond
Asset Backed Securities	—	2,315,892	—	2,315,892
Collateralized Mortgage Obligations	—	2,422,023	—	2,422,023
Commercial Mortgage-Backed Securities	—	785,434	—	785,434
Corporate Notes and Bonds	—	20,185,243	—	20,185,243
Foreign Corporate Bonds	—	2,677,600	—	2,677,600
Long Term Municipal Bonds	—	769,222	—	769,222
Mortgage Backed Securities	—	23,233,178	—	23,233,178
U.S. Government and Agency Obligations	—	13,711,378	—	13,711,378
Short-Term Investments	1,738,119	—	—	1,738,119
	1,738,119	66,099,970	—	67,838,089
High Income
Corporate Notes and Bonds	—	8,870,086	—	8,870,086
Foreign Corporate Bonds	—	661,711	—	661,711
Exchange Traded Funds	455,126	—	—	455,126
Short-Term Investments	3,079,890	—	—	3,079,890
	3,535,016	9,531,797	—	13,066,813
Large Cap Value
Common Stocks	172,023,206	—	—	172,023,206
Short-Term Investments	2,598,158	—	—	2,598,158
	174,621,364	—	—	174,621,364
Large Cap Growth
Common Stocks	197,118,039	—	—	197,118,039
Short-Term Investments	2,756,488	—	—	2,756,488
	199,874,527	—	—	199,874,527
Mid Cap
Common Stocks	139,293,457	—	—	139,293,457
Short-Term Investments	8,481,096	—	—	8,481,096
	147,774,553	—	—	147,774,553
International Stock
Common Stocks
Australia	331,496	—	—	331,496
Brazil	254,986	—	—	254,986
Canada	946,599	—	—	946,599
China	1,218,450	—	—	1,218,450
Denmark	187,081	—	—	187,081
France	1,516,354	—	—	1,516,354
Germany	2,217,188	—	—	2,217,188
Hong Kong	390,040	—	—	390,040
India	1,460,606	—	—	1,460,606
Ireland	379,563	—	—	379,563
Israel	376,773	—	—	376,773
Italy	214,803	—	—	214,803

Ultra Series Fund | June 30, 2024

Notes to Financial Statements (unaudited) - continued

Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/24
Japan	$3,234,473	$—	$—	$3,234,473
Mexico	1,089,374	—	—	1,089,374
Netherlands	941,597	—	—	941,597
Norway	260,675	—	—	260,675
Switzerland	1,244,961	—	—	1,244,961
Taiwan	389,508	—	—	389,508
United Kingdom	1,883,214	—	—	1,883,214
Short-Term Investments	688,707	—	—	688,707
	19,226,448	—	—	19,226,448

Madison Target Retirement 2020	14,162,466	—	—	14,162,466
Madison Target Retirement 2030	54,308,831	—	—	54,308,831
Madison Target Retirement 2040	39,497,951	—	—	39,497,951
Madison Target Retirement 2050	34,603,901	—	—	34,603,901

1 See respective portfolio of investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Target Allocation Funds and Target Date Funds, including shareholder prospectuses and financial reports, please visit each Underlying Funds website or visit the Securities and Exchange Commission website at http://www.sec.gov.

4. ADVISORY, DISTRIBUTION, ADMINISTRATIVE SERVICES AGREEMENTS AND OTHER EXPENSES

Investment Advisory Agreements: For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of June 30, 2024:

Fund	Advisory Fee	Fund	Advisory Fee
Conservative Allocation	0.30%	Large Cap Growth	0.80%
Moderate Allocation	0.30%	Mid Cap	0.90%
Aggressive Allocation	0.30%	International Stock	1.15%
Diversified Income	0.25%	Madison Target Retirement 2020	0.25%
Core Bond	0.55%	Madison Target Retirement 2030	0.25%
High Income	0.75%	Madison Target Retirement 2040	0.25%
Large Cap Value	0.60%	Madison Target Retirement 2050	0.25%

The Investment Advisory Agreement for the Core Funds and the Allocation Funds is structured as a “unitary fee arrangement” and, as such, requires the Investment Adviser to provide or arrange to provide overall management of the Funds, including but not limited to, investment management services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. he unitary fee arrangement with these Funds does not cover, and therefore these Funds pay directly for, the following fees and expenses: (i) fees and expenses of the Independent Trustees; (ii) fees and expenses of the Trust’s independent registered public accountant; (iii) brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; (iv) costs of borrowing money, overdrafts (if any) and any potential taxes owed; and (v) extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the Independent Trustees, (these expenses are collectively referred to as “Direct Fund Expenses”).

In contrast, the Investment Advisory Agreement for the Target Date Funds is not structured as a “unitary fee arrangement.” Accordingly, under the Investment Advisory Agreement for these Funds, the Investment Adviser is only responsible for providing investment management services to the Funds. Other services performed by the

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Notes to Financial Statements (unaudited) - continued

Investment Adviser for the Target Date Funds are covered under a separate Administrative Services Agreement (discussed below).

Under the Investment Advisory Agreements for the Core Funds, the Allocation Funds, and the Target Date Funds, the Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of its unitary (management) fee and/or reimburse a Fund’s operating expenses to ensure that the Fund’s operating expenses do not exceed certain expense limitations. Any fees waived or reimbursed are not subject to later recoupment by the Investment Adviser. The Investment Adviser may also permanently reduce the amount of the unitary (management) fee for one or more Funds under such terms as it may determine by written notice thereof to the Trust.

In connection with the most recent approval by the Board of Trustees of the Investment Advisory Agreements, Investment Adviser contractually agreed to enter into an Operating Expense Limitation Agreement with the Trust, on behalf of the Funds, under which the Investment Adviser agreed to waive its unitary (management) fees and/ or reimburse expenses of each Fund to the extent necessary to limit each class of each Fund’s total operating expenses (excluding certain expenses described below) to the annual rate set forth in the Funds’ then-currently effective prospectus (i.e., the prospectus dated May 1, 2023, as supplemented). The Operating Expense Limitation Agreement became effective for all Funds on December 1, 2023, and will remain in place until at least November 30, 2025. For the period ended June 3 0, 202 4, the Funds did not waive any expenses. Expenses excluded from the fee cap in the Operating Expense Limitation Agreement are as follows:

Core Funds and Allocation Funds: Excluded expenses are those expenses assumed by the Funds as provided in Section 4(b) of the relevant Investment Advisory Agreement. Such expenses consist of those expenses identified as “Direct Fund Expenses,” above.

Target Date Funds: Excluded expenses consist of the following: any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses such as litigation, and other “Excluded Expenses” (as defined in the Administrative Services Agreement, described below).

Administrative Services Agreement - Target Date Funds: With respect to the Target Date Funds only, in addition to the advisory fee, the Investment Adviser is entitled to receive an administrative services fee pursuant to the terms of a separate Administrative Services Agreement. Under this agreement, the Investment Adviser has agreed to provide or arrange to have a third party provide the Target Date Funds with such services as they may require in the conduct of their business, to the extent that the Investment Adviser, acting as the Funds’ investment adviser, has not undertaken to provide such services. Services to the Target Date Funds under the Administrative Services Agreement include transfer agent services; fund administrator services; fund accountant services; services of the Trust’s independent public accountants; services of legal counsel to the Trust and the Independent Trustees; and such other services necessary to conduct the Funds’ business. In exchange for these services, each Target Date Fund pays the Investment Adviser a fee, which is computed daily and paid monthly, at an annualized rate of 0.05% the average daily value of the net assets of each Target Date Fund. Not included in this fee and, therefore, the responsibility of the Target Date Funds, are the following fees and expenses: (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to overdrafts of any line of credit maintained with its custodian or another entity for investment purposes); (iii) the costs associated with investment by the Target Date Funds in other investment

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Notes to Financial Statements (unaudited) - continued

companies (i.e., acquired fund fees); and (iv) the compensation of Trust’s Independent Trustees (these expenses are collectively referred to as “Excluded Expenses”).

Other Expenses: Due to the “unitary fee arrangement” in place with respect to the Core Funds and the Allocation Funds, and the Administrative Services Agreement arrangement in place with respect to the Target Date Funds, the former group of Funds is directly responsible for certain fees and expenses that differ somewhat from the fees and expenses for which the latter group is directly responsible.

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the Funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% of each Fund’s daily net assets. MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. For the period ended June 30, 2024, no fees were waived. MFD does not have the right to recoup waived fees.

Officers and Trustees: Certain officers and Trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser or its affiliates. The Trust does not compensate its officers or Trustees who are officers, directors and/ or employees of the Investment Adviser or its affiliates. The Independent Trustees fees are a direct expense of the Funds which is included in the “Trustee fees” line item on the Statements of Operations. The Nominating and Governance Committee of the Board reviews fees paid to Independent Trustees periodically, and may change such fees at any time.

5. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective Funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the Funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a Fund level.

6. SECURITIES TRANSACTIONS

For the period ended June 30, 2024, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$—	$—	$22,889,662	$76,579,453
Moderate Allocation	—	—	34,774,799	35,189,007
Aggressive Allocation	—	—	14,870,377	13,727,322
Diversified Income	—	—	2,559,882	12,551,478
Core Bond	2,896,135	4,464,851	3,790,734	6,630,703
High Income	—	—	551,290	1,471,097
Large Cap Value	—	—	30,941,724	41,573,865
Large Cap Growth	—	—	8,027,237	23,250,448

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Notes to Financial Statements (unaudited) - continued

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Mid Cap	—	—	8,154,740	22,847,041
International Stock	—	—	2,192,948	3,589,669
Madison Target Retirement 2020	—	—	2,993,899	4,093,575
Madison Target Retirement 2030	—	—	11,986,830	14,677,613
Madison Target Retirement 2040	—	—	9,284,173	9,234,345
Madison Target Retirement 2050	—	—	7,633,268	7,489,488

7. DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations. As of June 30, 2024, the Funds did not hold any derivatives. There is no impact on the financial statements of the other Funds as they did not hold derivative investments during the period ended June 30, 2024.

8. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund (for purposes of this Note, the “Fund”), may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

During the period ended June 30, 2024, the Fund did not enter into any futures contracts.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

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Notes to Financial Statements (unaudited) - continued

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds’ assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

During the period ended June 30, 2024, the Fund did not enter into any options on futures contracts.

9. FOREIGN SECURITIES

Each Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain of the Funds have reclaimed receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in other assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.

10. SECURITIES LENDING

The Board of Trustees has authorized the Funds other than the Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to the Trust’s securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized Funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The Funds do not have a master netting agreement.

As of June 30, 2024, the aggregate fair value of securities on loan for the Trust was $10,935,705. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market

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Notes to Financial Statements (unaudited) - continued

Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each Fund and each respective Fund’s portfolio of investments for individual securities identified on loan.

Fund	Fair Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$2,229,918	$2,281,191	$—
Moderate Allocation	682,406	406,375	302,023
Aggressive Allocation	403,007	222,292	189,498
Diversified Income	73,836	76,100	—
Core Bond	983,671	851,458	154,434
High Income	2,125,450	2,169,743	—
Large Cap Growth	1,055,381	—	1,079,527
Mid Cap	2,742,959	—	2,805,716
International Stock	639,077	300,522	353,204

* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements
	As of June 30, 2024
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Conservative Allocation
Government Money Market	$2,281,191	$—	$—	$—	$2,281,191
Total Borrowings	$2,281,191	$—	$—	$—	$2,281,191
Gross amount of recognized liabilities for securities lending transactions					$2,281,191

Moderate Allocation
Government Money Market	$406,375	$—	$—	$—	$406,375
Total Borrowings	$406,375	$—	$—	$—	$406,375
Gross amount of recognized liabilities for securities lending transactions					$406,375

Aggressive Allocation
Government Money Market	$222,292	$—	$—	$—	$222,292
Total Borrowings	$222,292	$—	$—	$—	$222,292
Gross amount of recognized liabilities for securities lending transactions					$222,292

Diversified Income
Government Money Market	$76,100	$—	$—	$—	$76,100
Total Borrowings	$76,100	$—	$—	$—	$76,100
Gross amount of recognized liabilities for securities lending transactions					$76,100

Core Bond
Government Money Market	$851,458	$—	$—	$—	$851,458
Total Borrowings	$851,458	$—	$—	$—	$851,458
Gross amount of recognized liabilities for securities lending transactions					$851,458

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Notes to Financial Statements (unaudited) - continued

High Income
Government Money Market	$2,169,743	$—	$—	$—	$2,169,743
Total Borrowings	$2,169,743	$—	$—	$—	$2,169,743
Gross amount of recognized liabilities for securities lending transactions					$2,169,743

International Stock
Government Money Market	$300,522	$—	$—	$—	$300,522
Total Borrowings	$300,522	$—	$—	$—	$300,522
Gross amount of recognized liabilities for securities lending transactions					$300,522

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

11. FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of December 21, 2023. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2020 through December 31, 2023. For federal income tax purposes, the Funds listed below have capital loss carryforwards as of December 31, 2023, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
Conservative Allocation	$4,011,047	$3,135,292
Moderate Allocation	1,487,171	823,923
Aggressive Allocation	268,079	—
Core Bond	412,987	3,887,152
High Income	478,211	2,093,632
International Stock	162,515	1,901,955
Madison Target Retirement 2020	2,128,542	837,934
Madison Target Retirement 2030	2,601,562	1,438,039
Madison Target Retirement 2040	1,356,297	841,331
Madison Target Retirement 2050	1,077,173	683,801

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Notes to Financial Statements (unaudited) - continued

At June 30, 2024, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$2,360,125	$(1,974,556)	$385,569
Moderate Allocation	12,216,726	(2,984,860)	9,231,866
Aggressive Allocation	5,610,447	(659,462)	4,950,985
Diversified Income	2,087,399	(2,640,422)	(553,023)
Core Bond	247,970	(6,041,096)	(5,793,126)
High Income	12,783	(723,601)	(710,818)
Large Cap Value	29,516,879	(3,144,310)	26,372,569
Large Cap Growth	98,656,122	(4,237,921)	94,418,201
Mid Cap	76,459,754	(444,882)	76,014,872
International Stock	2,993,097	(3,080,652)	(87,555)
Madison Target Retirement 2020	150,173	(90,155)	60,018
Madison Target Retirement 2030	2,445,769	(249,856)	2,195,913
Madison Target Retirement 2040	2,696,752	(153,690)	2,543,062
Madison Target Retirement 2050	2,713,459	(113,562)	2,599,897

12. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2024, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.

The Allocation Funds invest in Underlying Funds, including the Madison Funds (the “Affiliated Underlying Funds”), which may be deemed to be under common control because of the same or investment adviser and membership in a common family of investment companies . Madison Funds’ historical financial information is available to you at no cost on the SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the period ended June 30, 2024 follows:

Fund/Underlying Fund	Beginning value as of 12/31/2023	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (depreciation)	Value at 6/30/2024	Shares	Dividend Income	Distributions Received[1]

Conservative Allocation Fund
Madison Core Bond Fund Class R6	$33,939,016	$150,000	$(14,818,208)	$(3,327,508)	$2,412,124	$18,355,424	2,078,757	$459,785	$–
Madison Dividend Income Fund Class R6	1,885,582	–	(1,833,448)	320,900	(373,034)	-	-	7,304	–
Madison Investors Fund Class R6	9,126,005	1,675,000	(6,232,300)	2,527,111	(1,931,838)	5,163,978	178,623	–	–
Totals	$44,950,603	$1,825,000	$(22,883,956)	$(479,497)	$107,252	$23,519,402		$467,089	$–

Moderate Allocation Fund
Madison Core Bond Fund Class R6	$23,442,661	$1,650,000	$–	$–	(460,919)	24,631,742	2,789,552	424,822	$–
Madison Dividend Income Fund Class R6	3,075,093	–	(3,042,153)	619,039	(651,979)	–	–	12,042	–
Madison Investors Fund Class R6	15,812,147	1,250,000	(397,920)	8,177	1,391,907	18,064,311	624,846	–	–
Madison Mid Cap Fund R6	1,787,229	–	(250,447)	74,410	12,896	1,624,088	95,816	–	–
Totals	$44,117,130	$2,900,000	$(3,690,520)	$701,626	$291,905	$44,320,141		$436,864	$–

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Notes to Financial Statements (unaudited) - continued

Fund/Underlying Fund	Beginning value as of 12/31/23	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (depreciation)	Value at 6/30/2024	Shares	Dividend Income	Distributions Received[1]

Aggressive Allocation Fund
Madison Core Bond Fund Class R6	$3,465,375	$1,295,000	$–	$–	$(63,999)	$4,696,376	531,866	$72,524	$–
Madison Dividend Income Fund Class R6	1,239,251	–	(1,226,809)	267,419	(279,861)	–	–	5,130	–
Madison Investors Fund Class R6	6,413,039	870,000	–	–	581,504	7,864,543	272,035	–	–
Madison Mid Cap Fund R6	747,071	–	–	–	37,492	784,563	46,287	–	–
Totals	$11,864,736	$2,165,000	$(1,226,809)	$267,419	$275,136	$13,345,482		$77,654	$–

Diversified Income Fund
Madison Aggregate Bond ETF	$26,423,738	$1,019,376	$–	$–	$(710,576)	$26,732,538	1,325,000	$636,265	$–
Madison Covered Call ETF	44,530,200	–	(3,453,920)	(119,143)	(3,769,841)	37,187,296	1,970,000	4,455,474	–
Madison Dividend Value ETF	34,942,600	–	(8,591,183)	125,246	60,304	26,536,967	1,325,000	350,498	–
Madison Short-Term Strategic Income ETF	29,981,250	–	–	–	(321,750)	29,659,500	1,462,500	778,577	–
Totals	$135,877,788	$1,019,376	$(12,045,103)	$6,103	$(4,741,863)	$120,116,301		$6,220,814	$–

[1]	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

13. CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and

Ultra Series Fund | June 30, 2024

Notes to Financial Statements (unaudited) - continued

leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds. Additionally, the Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other Funds with a similar investment objective.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and interest rate levels, the possibility of a national or global recession, problems in the banking sector, trade tensions, political events, the wars between Russia and Ukraine and in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market

Ultra Series Fund | June 30, 2024

Notes to Financial Statements (unaudited) - concluded

disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the value of the Fund’s portfolio holdings.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

14. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued. No other events have taken place that meet the definition of a subsequent event that require adjustment to, or disclosure in the financial statements.

Ultra Series Fund | June 30, 2024

Other Information (unaudited)

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Ultra Series Fund (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”).The Program seeks to promote effective liquidity risk management for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) and to protect fund shareholders from dilution of their interests. The Board of Trustees of the Trust (the “Board”) has appointed the Funds’ Chief Compliance Officer as the program administrator (the “Program Administrator”).The Program Administrator is required to provide an annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquidity investment minimum (“HLIM”), if applicable, and any material changes to the Program.

On May 24, 2024, the Board reviewed the Program Administrator’s annual written report for the period January 1, 2023 through December 31, 2023 (the “2023 Annual Report”). The 2023 Annual Report provided an assessment of each Fund’s liquidity risk, which is assessed under both normal and reasonably foreseeable stressed market conditions. For this purpose, liquidity risk is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The 2023 Annual Report noted that following a review of each Fund’s redemption history and investment strategies, as well as liquidity reports generated by State Street, the Program Administrator determined that each Fund primarily held investments that were classified as “highly liquid” during the review period. As a result, the Program Administrator concluded that each Fund is a “primarily highly liquid fund” (as defined in the Program), which means that each Fund can continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a HLIM for each Fund and to adopt policies and procedures for responding to a HLIM shortfall. The 2023 Annual Report also noted that no material changes had been made to the Program during the review period, and that the Program is functioning properly.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. Form N-PORT-EX is available to shareholders upon request at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form N-PORT-EX may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders, upon request, at no cost by calling 1-800-877-6089,or on the SEC’s website at www.sec. gov and is also located in the Funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 is available to shareholders, upon request, at no cost by calling 1-800-SEC-0330, or on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the “Management’s Discussion of Fund Performance” are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may”, “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future

Ultra Series Fund | June 30, 2024

Other Information (unaudited) - concluded

returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

b)	Not Applicable

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable in semi-annual report.

Item 6. Schedule of Investments

(a)	The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

INSERT CORE REPORT HERE

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The Trust has had no changes in or disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable in semi-annual report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trust discloses remuneration paid to directors, officers and others as part of the financial statements included in item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no investment advisory contracts for the Trust’s board of directors to approve during the Fund’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings.  There have been no changes to the Trust's procedures during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b)	There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

The Trust did not require an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1.

Item 19. Exhibits.

(a)	(1) The Trust did not make any amendments to its code of ethics during the period covered by this report.

(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(3) Not applicable.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

 /s/ Steven J. Fredricks

Steven J. Fredricks, Chief Compliance Officer & Chief Legal Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan

Patrick F. Ryan, Principal Executive Officer

Date: August 29, 2024

/s/ Greg Hoppe

Greg Hoppe, Principal Financial Officer & Principal Accounting Officer

Date: August 29, 2024